Schedule of Investments (unaudited)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$971,752
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	382,386
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 01/15/25)	170	165,886
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 06/15/25)	75	69,092
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	95,063
Total Asset-Backed Securities — 0.3%
(Cost: $1,744,795)		1,684,179

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.4%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	91,943
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	163,022
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	460	383,585
Benchmark Mortgage Trust
4.44%, 05/15/55 (Call 05/15/32)(a)	3,000	2,799,348
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	1,000	963,280
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	86,073
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	100	79,622
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	130	124,800
Commission Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48	1,000	955,720
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50	155	147,798
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	609	581,808
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47	75	72,805
Series 2015-C29, Class A4, 3.61%, 05/15/48	172	164,320
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49.	100	93,944
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	100	96,698
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	140,723
Series 2018-C44, Class A5, 4.21%, 05/15/51	900	855,142
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	496,234
		8,296,865
Total Collaterized Mortgage Obligations — 1.4%
(Cost: $9,526,424)		8,296,865

Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(b)(c)	20	19,752
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 07/03/23)(b)(c)	70	61,682
7.50%, 06/01/29 (Call 06/01/24)(b)	60	42,471
Security	Par (000)	Value

Advertising (continued)
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	$55	$40,903
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	40,967
3.38%, 03/01/41 (Call 09/01/40)	48	34,773
4.75%, 03/30/30 (Call 12/30/29)	68	66,070
5.40%, 10/01/48 (Call 04/01/48)	25	23,148
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	80	77,152
3.65%, 11/01/24 (Call 08/01/24)	25	24,373
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	32	26,163
4.63%, 03/15/30 (Call 03/15/25)(b)	30	24,490
5.00%, 08/15/27 (Call 06/12/23)(b)	35	31,442
6.25%, 06/15/25 (Call 07/03/23)(b)	25	24,981
WPP Finance 2010, 3.75%, 09/19/24	5	4,863
		543,230
Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	30	28,541
4.95%, 08/15/25 (Call 05/15/25)	39	38,463
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	36	31,621
5.13%, 10/01/24 (Call 07/01/24)	51	50,685
5.90%, 02/01/27	36	36,591
5.95%, 02/01/37	35	35,029
6.75%, 01/15/28	20	20,898
6.88%, 05/01/25 (Call 04/01/25)	39	39,842
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(c)	40	32,945
7.50%, 04/15/25 (Call 07/03/23)(b)	70	69,154
9.38%, 11/30/29 (Call 11/30/25)(b)	50	53,248
Triumph Group Inc.
7.75%, 08/15/25 (Call 07/03/23)(c)	30	28,654
9.00%, 03/15/28 (Call 03/15/25)(b)	70	70,878
		536,549
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 06/12/23)(b)	35	34,025
6.00%, 06/15/30 (Call 06/15/25)(b)	55	54,115
		88,140
Airlines — 0.0%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	70	65,279

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	20	16,236
4.25%, 03/15/29 (Call 03/15/24)(b)(c)	25	21,583
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(b)	53	49,372
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	35	35,022
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	25	20,934
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	30	24,123
4.13%, 07/15/27 (Call 04/15/27)	73	69,129
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	35	32,006
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(b)	35	34,182
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	35	27,903
		330,490

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	$70	$70,476
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	95	84,945
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	25	22,476
2.55%, 04/01/31 (Call 01/01/31)(b)	50	42,907
2.80%, 04/11/26 (Call 01/11/26)(b)	205	196,117
3.30%, 04/06/27 (Call 01/06/27)(b)	15	14,274
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,227
3.90%, 04/09/25 (Call 03/09/25)(b)	90	88,537
3.95%, 08/14/28 (Call 05/14/28)(b)	50	48,339
4.15%, 04/09/30 (Call 01/09/30)(b)	75	72,459
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	20,107
1.50%, 09/01/30 (Call 06/01/30)	60	49,007
2.60%, 09/01/50 (Call 03/01/50)(c)	55	34,847
4.88%, 10/01/43 (Call 04/01/43)	55	51,841
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(b)	75	61,165
3.65%, 04/07/27(b)	10	9,522
PACCAR Financial Corp.
1.10%, 05/11/26	55	49,810
1.80%, 02/06/25	80	75,855
2.15%, 08/15/24	15	14,460
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	25	21,633
		1,038,004
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	30	24,369
6.25%, 03/15/26 (Call 06/12/23)(c)	16	15,401
6.50%, 04/01/27 (Call 07/03/23)(c)	35	32,522
6.88%, 07/01/28 (Call 07/03/23)	20	17,929
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	85	51,174
4.35%, 03/15/29 (Call 12/15/28)	12	11,601
4.40%, 10/01/46 (Call 04/01/46)	2	1,524
5.40%, 03/15/49 (Call 09/15/48)	40	34,901
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	55	46,736
4.15%, 05/01/52 (Call 11/01/51)	60	44,141
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	150	137,379
4.38%, 03/15/45 (Call 09/15/44)	15	11,872
5.00%, 10/01/25(b)	115	114,278
Cooper-Standard Automotive Inc., 5.63%, 05/15/27 (Call 01/31/25)(b)(d)	20	11,475
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 07/03/23)(b)	25	24,821
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	25	20,138
4.50%, 02/15/32 (Call 02/15/27)	16	12,831
5.38%, 11/15/27 (Call 06/12/23)(c)	25	23,502
5.63%, 06/15/28 (Call 07/03/23)(c)	25	23,014
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	10	8,832
3.55%, 01/15/52 (Call 07/15/51)	35	22,801
3.80%, 09/15/27 (Call 06/15/27)	20	18,819
4.25%, 05/15/29 (Call 02/15/29)	40	37,723
5.25%, 05/15/49 (Call 11/15/48)	50	43,314
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	$45	$38,537
4.15%, 10/01/25 (Call 07/01/25)	57	55,548
		885,182
Banks — 7.5%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)	50	42,264
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)	50	38,280
4.80%, 04/18/26(b)	200	192,868
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(e)	200	181,762
Banco de Credito del Peru SA, 3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(e)	100	91,628
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(e)	200	195,800
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(e)	150	130,668
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	198,813
Bangkok Bank PCL/Hong Kong, 4.30%, 06/15/27 (Call 05/15/27)(e)	200	196,456
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)	200	184,532
Bank of China Ltd.
3.50%, 04/20/27(e)	200	193,664
5.00%, 11/13/24(e)	200	198,240
Bank of Montreal
0.63%, 07/09/24	115	108,912
0.95%, 01/22/27 (Call 01/22/26), (3-mo. SOFR + 1.432%)(a)	30	26,895
1.25%, 09/15/26	210	185,653
1.85%, 05/01/25	125	117,211
2.50%, 06/28/24	309	299,016
2.65%, 03/08/27	70	64,578
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	15	11,846
3.70%, 06/07/25	25	24,242
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	75	67,074
5.20%, 02/01/28 (Call 01/01/28)	120	120,426
Series H, 4.70%, 09/14/27 (Call 08/14/27)	65	64,112
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	5	4,383
1.60%, 04/24/25 (Call 03/24/25)	92	86,453
1.65%, 07/14/28 (Call 05/14/28)	10	8,643
1.65%, 01/28/31 (Call 10/28/30)	75	59,218
1.80%, 07/28/31 (Call 04/28/31)	45	35,416
2.05%, 01/26/27 (Call 12/26/26)	10	9,061
2.10%, 10/24/24	50	47,855
2.45%, 08/17/26 (Call 05/17/26)	120	111,053
2.80%, 05/04/26 (Call 02/04/26)	105	99,452
3.00%, 10/30/28 (Call 07/30/28)	90	81,924
3.25%, 09/11/24 (Call 08/11/24)	60	58,401
3.25%, 05/16/27 (Call 02/16/27)	100	94,625
3.30%, 08/23/29 (Call 05/23/29)	125	112,949
3.35%, 04/25/25 (Call 03/25/25)	25	24,109
3.40%, 01/29/28 (Call 10/29/27)	165	155,475
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	160	151,835
3.85%, 04/28/28	112	107,974
3.95%, 11/18/25 (Call 10/18/25)	60	58,303

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	$20	$21,007
Series G, 3.00%, 02/24/25 (Call 01/24/25)	110	106,055
Series J, 0.85%, 10/25/24 (Call 09/25/24)	10	9,419
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	16,940
Bank of Nova Scotia (The)
0.65%, 07/31/24	135	127,521
1.05%, 03/02/26	45	40,360
1.30%, 06/11/25	55	50,738
1.30%, 09/15/26	55	48,612
1.35%, 06/24/26	260	232,378
1.45%, 01/10/25	10	9,379
1.95%, 02/02/27	65	58,552
2.15%, 08/01/31	140	113,123
2.20%, 02/03/25	240	227,971
2.45%, 02/02/32	15	12,330
2.70%, 08/03/26	15	13,936
3.45%, 04/11/25	15	14,491
4.50%, 12/16/25	100	97,310
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	100	87,203
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	50	46,273
1.60%, 10/04/26(b)	40	35,489
4.93%, 01/26/26(b)	200	198,370
BDO Unibank Inc., 2.13%, 01/13/26(e)	200	184,114
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(b)	235	209,970
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(a)(b)	210	180,159
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(a)(b)	225	208,998
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)	205	184,535
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(a)(b)	230	189,741
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(a)(b)	235	202,333
4.38%, 05/12/26(b)	200	192,708
4.40%, 08/14/28(b)	230	220,374
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(b)	205	204,229
BPCE SA
1.00%, 01/20/26(b)	90	80,534
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(b)	165	148,708
2.38%, 01/14/25(b)	315	296,554
2.70%, 10/01/29(b)	75	64,660
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(a)(b)	60	46,349
3.38%, 12/02/26	15	14,071
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)	55	36,761
4.50%, 03/15/25(b)	200	192,762
4.63%, 07/11/24(b)	35	34,091
4.88%, 04/01/26(b)	245	236,829
5.15%, 07/21/24(b)	271	264,772
Comerica Bank, 2.50%, 07/23/24	200	181,278
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(c)	130	104,542
Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(b)	$55	$48,712
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)	300	274,995
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)	290	255,574
3.75%, 07/21/26	40	37,619
5.25%, 05/24/41	141	146,584
5.25%, 08/04/45	20	18,583
5.75%, 12/01/43	45	44,875
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	70	65,836
3.38%, 05/21/25	295	284,849
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(a)(b)	250	222,562
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(b)	290	261,168
Credit Agricole SA/London, 1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	245	226,554
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(e)	200	180,570
DIB Sukuk Ltd.
2.95%, 02/20/25(e)	200	192,868
2.95%, 01/16/26(e)	200	190,478
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	240	222,986
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24), (1-year CMT + 0.330%)(a)(b)	125	116,924
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(b)	230	204,231
1.61%, 03/30/28 (Call 03/30/27), (1-year CMT + 0.680%)(a)(b)	15	13,059
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	60	63,511
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(b)	245	230,812
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(e)(f)	200	188,718
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	16,954
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	145	133,890
Hana Bank, 1.25%, 12/16/26(e)	200	174,878
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	70	48,688
2.55%, 02/04/30 (Call 11/04/29)	155	123,262
2.63%, 08/06/24 (Call 07/06/24)	256	242,278
4.00%, 05/15/25 (Call 04/15/25)	145	137,064
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(e)	200	197,642
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 6.03%, 10/17/24, (3-mo. LIBOR US + 0.770%)(a)(e)	200	200,298
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(e)	200	183,890
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	220	197,373
3.95%, 03/29/27	265	252,831
4.55%, 10/02/28	200	193,948
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	200	177,340

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp
2.25%, 04/06/27	$166	$137,020
2.55%, 10/01/29	180	138,425
4.10%, 04/30/28	85	74,307
4.15%, 10/29/25	170	155,271
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	20	17,293
Kookmin Bank, 4.50%, 02/01/29(e)	200	189,630
Korea Development Bank (The), 2.00%, 10/25/31	200	164,910
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(g)	70	42,318
0.38%, 07/18/25	380	349,813
0.50%, 09/20/24	187	176,679
0.63%, 01/22/26	234	213,378
0.75%, 09/30/30	205	165,732
1.00%, 10/01/26	85	76,948
1.75%, 09/14/29	285	252,633
2.00%, 05/02/25	189	180,280
2.50%, 11/20/24	390	377,458
2.88%, 04/03/28	154	147,093
3.38%, 08/23/24	500	490,545
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	95	86,623
1.75%, 07/27/26	215	199,761
1.75%, 01/14/27(e)	100	92,161
2.00%, 01/13/25	30	28,739
2.38%, 06/10/25	115	110,121
Series 37, 2.50%, 11/15/27	115	108,176
Series 40, 0.50%, 05/27/25	245	226,231
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)	290	273,528
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)	50	33,052
3.75%, 01/11/27	250	236,955
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	100	93,357
4.34%, 01/09/48	255	190,906
4.45%, 05/08/25	225	219,634
4.58%, 12/10/25	220	211,202
4.65%, 03/24/26	200	190,946
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(b)	95	71,995
3.62%, 06/03/30(b)	75	63,219
4.88%, 06/10/25(b)	35	34,066
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(a)	200	188,818
2.19%, 02/25/25	215	202,936
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	200	160,306
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	115	93,069
2.56%, 02/25/30	200	171,036
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)	200	166,454
3.29%, 07/25/27	10	9,342
3.74%, 03/07/29	105	97,873
3.75%, 07/18/39	205	172,764
Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$15	$14,567
4.05%, 09/11/28	10	9,586
4.29%, 07/26/38	30	27,098
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	200	197,620
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	205	205,908
Mizuho Financial Group Inc.
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)	205	162,383
2.59%, 05/25/31 (Call 05/25/30), (3-mo. LIBOR US + 1.070%)(a)	200	166,672
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	500	469,750
4.02%, 03/05/28	300	284,955
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	200	202,728
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	290	259,327
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(a)	130	121,459
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	244	217,394
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	269	241,750
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	185	143,754
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	150	117,126
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	85	80,246
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	210	167,372
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	5	4,537
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	235	177,401
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	151	122,722
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(a)	70	66,552
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	235	201,033
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(a)	60	57,870
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	155	99,662
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	140	116,941
3.13%, 07/27/26	85	80,191
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)	290	217,465
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(a)	119	111,094
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	200	180,968
3.63%, 01/20/27	260	249,093
3.70%, 10/23/24	330	322,529

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.140%)(a)	$230	$215,563
3.88%, 01/27/26	160	155,784
3.95%, 04/23/27	200	190,220
4.00%, 07/23/25	140	136,983
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	30	28,931
4.30%, 01/27/45	155	134,194
4.35%, 09/08/26	95	92,624
4.38%, 01/22/47	150	130,305
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.628%)(a)	245	235,239
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	175	173,187
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	100	96,592
5.00%, 11/24/25	190	189,713
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	100	99,762
5.25%, 04/21/34	305	303,393
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	110	104,548
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)	105	108,691
6.25%, 08/09/26	25	25,828
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	210	225,072
6.38%, 07/24/42	113	124,309
7.25%, 04/01/32	86	98,955
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)	70	65,058
National Bank of Canada, 0.75%, 08/06/24	250	235,892
Nordea Bank Abp
0.75%, 08/28/25(b)	240	215,969
1.50%, 09/30/26(b)	95	83,920
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)	90	83,293
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	75	61,876
3.15%, 05/03/29 (Call 02/03/29)	100	92,404
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	120	107,178
3.65%, 08/03/28 (Call 05/03/28)	100	96,064
3.95%, 10/30/25	50	48,334
4.00%, 05/10/27 (Call 04/10/27)	15	14,585
NRW Bank
0.63%, 05/19/25(e)	125	115,612
0.88%, 03/09/26(e)	30	27,310
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	190	173,732
0.50%, 09/16/24	130	122,863
1.50%, 02/12/25	200	189,522
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)	123	112,583
4.25%, 06/19/24(b)	35	34,557
PNC Bank NA, 2.95%, 02/23/25 (Call 01/24/25)	250	237,195
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,872
2.20%, 11/01/24 (Call 10/02/24)	160	152,184
Security	Par (000)	Value

Banks (continued)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(c)	$135	$109,080
2.55%, 01/22/30 (Call 10/24/29)	285	240,902
2.60%, 07/23/26 (Call 05/23/26)	175	162,500
3.15%, 05/19/27 (Call 04/19/27)	65	60,605
3.45%, 04/23/29 (Call 01/23/29)	206	188,313
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	20	18,206
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(c)	155	149,642
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)	50	49,848
QNB Finance Ltd., 2.63%, 05/12/25(e)	200	190,590
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	65	52,473
2.25%, 05/18/25 (Call 04/18/25)	160	147,693
7.38%, 12/10/37	26	27,489
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(e)	200	189,322
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(e)	200	191,186
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(b)	200	188,590
0.85%, 09/02/25(b)	210	189,590
Standard Chartered PLC
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(b)	315	280,782
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(b)	205	162,448
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(b)	200	158,590
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(a)(b)	210	201,783
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	200	186,572
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)	305	307,446
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	260	263,713
State Street Corp.
2.20%, 03/03/31	105	84,877
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	130	124,203
2.40%, 01/24/30	70	60,027
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	20	16,614
2.65%, 05/19/26	75	70,685
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(a)	100	95,562
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	25	21,698
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	5	4,454
3.30%, 12/16/24	64	62,097
3.55%, 08/18/25	99	96,287
4.14%, 12/03/29 (Call 12/03/28), (3-mo. LIBOR US + 1.030%)(a)	65	62,009
5.16%, 05/18/34	150	149,502
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(c)	35	33,646
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	240	220,920

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.71%, 01/12/31	$110	$86,227
1.90%, 09/17/28	210	178,164
2.13%, 07/08/30	55	45,128
2.14%, 09/23/30	67	53,592
2.63%, 07/14/26	75	69,410
2.70%, 07/16/24	250	241,752
2.93%, 09/17/41	160	112,946
3.01%, 10/19/26	125	116,422
3.20%, 09/17/29	120	105,486
3.35%, 10/18/27	93	86,510
3.36%, 07/12/27	145	136,580
3.45%, 01/11/27	55	51,857
3.54%, 01/17/28	20	18,688
3.78%, 03/09/26	125	120,341
3.94%, 07/19/28	20	18,861
4.31%, 10/16/28	45	43,077
5.71%, 01/13/30	200	205,232
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	250	237,562
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)	230	204,088
Toronto-Dominion Bank (The)
0.70%, 09/10/24	50	47,076
0.75%, 09/11/25	100	90,730
0.75%, 01/06/26	255	228,230
1.15%, 06/12/25	55	50,630
1.20%, 06/03/26	180	160,423
1.25%, 09/10/26	90	79,600
1.45%, 01/10/25	10	9,442
2.00%, 09/10/31	40	31,761
2.65%, 06/12/24	280	271,687
2.80%, 03/10/27	35	32,225
3.20%, 03/10/32	195	168,445
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	150	139,746
4.46%, 06/08/32	100	94,543
4.69%, 09/15/27	175	171,773
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	40	36,852
2.15%, 12/06/24 (Call 11/05/24)	35	32,863
2.25%, 03/11/30 (Call 12/11/29)	70	55,675
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	60	55,427
3.30%, 05/15/26 (Call 04/15/26)	80	73,136
3.63%, 09/16/25 (Call 08/16/25)	25	23,356
3.80%, 10/30/26 (Call 09/30/26)	15	13,663
4.05%, 11/03/25 (Call 09/03/25)	5	4,789
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	70	59,142
1.20%, 08/05/25 (Call 07/03/25)	105	94,992
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	140	124,089
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	90	74,794
1.95%, 06/05/30 (Call 03/05/30)	45	36,086
2.50%, 08/01/24 (Call 07/01/24)	153	146,842
2.85%, 10/26/24 (Call 09/26/24)	95	91,047
3.70%, 06/05/25 (Call 05/05/25)	200	192,184
3.88%, 03/19/29 (Call 02/16/29)	45	40,351
4.00%, 05/01/25 (Call 03/01/25)	55	53,000
Security	Par (000)	Value

Banks (continued)
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	$150	$142,090
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	50	45,527
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10	7,604
1.45%, 05/12/25 (Call 04/11/25)	15	13,869
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	75	66,891
2.40%, 07/30/24 (Call 06/28/24)	35	33,647
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	150	110,671
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	75	60,274
3.00%, 07/30/29 (Call 04/30/29)	115	98,080
3.10%, 04/27/26 (Call 03/27/26)	45	41,600
3.60%, 09/11/24 (Call 08/11/24)	85	82,718
3.95%, 11/17/25 (Call 10/17/25)	10	9,689
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	185	173,615
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	100	90,638
Series V, 2.38%, 07/22/26 (Call 06/22/26)	220	202,541
Series X, 3.15%, 04/27/27 (Call 03/27/27)	170	158,554
United Overseas Bank Ltd., 1.25%, 04/14/26(b)	30	27,178
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	55	41,621
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	70	61,008
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(a)(c)	35	24,596
Woori Bank, 0.75%, 02/01/26(e)	200	178,176
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	15	10,692
		44,043,399
Beverages — 0.1%
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(e)	200	174,662
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	20	16,562
2.55%, 09/15/26 (Call 06/15/26)	65	60,351
3.20%, 05/01/30 (Call 02/01/30)	80	72,450
3.35%, 03/15/51 (Call 09/15/50)	55	38,259
3.43%, 06/15/27 (Call 03/15/27)	25	23,814
3.80%, 05/01/50 (Call 11/01/49)	45	34,588
3.95%, 04/15/29 (Call 02/15/29)	40	38,203
4.05%, 04/15/32 (Call 01/15/32)	35	32,602
4.42%, 12/15/46 (Call 06/15/46)	56	47,450
4.50%, 11/15/45 (Call 05/15/45)	35	30,431
4.50%, 04/15/52 (Call 10/15/51)	75	64,715
		634,087
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	45	38,727
2.00%, 01/15/32 (Call 10/15/31)	170	135,019
2.20%, 02/21/27 (Call 12/21/26)	168	153,853
2.30%, 02/25/31 (Call 11/25/30)	71	59,137
2.45%, 02/21/30 (Call 11/21/29)	90	77,386
2.60%, 08/19/26 (Call 05/19/26)	87	81,229
2.77%, 09/01/53 (Call 03/01/53)	75	45,757
2.80%, 08/15/41 (Call 02/15/41)	85	59,721
3.00%, 02/22/29 (Call 12/22/28)	40	36,384
3.00%, 01/15/52 (Call 07/15/51)	5	3,271
3.13%, 05/01/25 (Call 02/01/25)	67	64,638

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.15%, 02/21/40 (Call 08/21/39)	$117	$88,202
3.20%, 11/02/27 (Call 08/02/27)	70	65,862
3.35%, 02/22/32 (Call 11/22/31)	20	17,697
3.38%, 02/21/50 (Call 08/21/49)	142	101,297
4.05%, 08/18/29 (Call 06/18/29)	150	142,854
4.20%, 02/22/52 (Call 08/22/51)	75	61,073
4.40%, 05/01/45 (Call 11/01/44)	142	120,102
4.40%, 02/22/62 (Call 08/22/61)	55	44,313
4.56%, 06/15/48 (Call 12/15/47)	85	73,955
4.66%, 06/15/51 (Call 12/15/50)	207	181,823
4.88%, 03/01/53 (Call 09/01/52)	10	9,029
5.15%, 03/02/28 (Call 02/02/28)	255	257,042
5.15%, 11/15/41 (Call 05/15/41)	42	39,721
5.25%, 03/02/33 (Call 12/02/32)	280	280,921
5.60%, 03/02/43 (Call 09/02/42)	155	153,576
5.65%, 03/02/53 (Call 09/02/52)	300	299,730
5.75%, 03/02/63 (Call 09/02/62)	150	149,245
6.38%, 06/01/37	35	37,969
6.40%, 02/01/39	45	47,596
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	134	112,181
3.15%, 05/01/50 (Call 11/01/49)	100	67,215
3.25%, 02/15/51 (Call 08/15/50)	50	34,189
4.05%, 09/15/25 (Call 06/15/25)	145	141,352
5.20%, 09/15/45 (Call 03/15/45)	45	44,113
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	10	9,573
4.25%, 04/27/32 (Call 01/27/32)(b)	20	19,054
4.63%, 04/27/42 (Call 10/27/41)(b)	10	9,202
4.75%, 04/27/52 (Call 10/27/51)(b)	85	77,533
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	45	38,152
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	95	79,175
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	94	75,723
2.80%, 09/15/50 (Call 03/15/50)	71	45,221
		3,679,812
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	25	22,548
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	80	68,655
5.00%, 03/01/30 (Call 03/01/25)(b)	30	27,787
6.38%, 06/15/32 (Call 06/15/27)(b)	40	39,351
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	40	37,852
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	70	66,347
2.49%, 02/15/27 (Call 12/15/26)	14	12,835
2.70%, 02/15/31 (Call 11/15/30)	75	63,440
2.72%, 02/15/30 (Call 11/15/29)	109	93,907
3.38%, 04/05/40 (Call 10/05/39)	107	80,561
3.58%, 04/05/50 (Call 10/05/49)	100	71,889
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	20	14,831
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	55	52,405
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,211
4.50%, 04/04/48 (Call 10/04/47)(b)	11	9,126
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	40	36,120
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	62	54,109
Security	Par (000)	Value

Building Materials (continued)
4.00%, 06/15/25 (Call 03/15/25)	$117	$113,405
Griffon Corp., 5.75%, 03/01/28 (Call 07/03/23)	50	46,314
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(b)	25	23,888
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 07/03/23)(b)	25	24,130
4.88%, 12/15/27 (Call 07/03/23)(b)	25	21,780
6.25%, 05/15/25 (Call 05/15/24)(b)(c)	15	15,154
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	194	178,140
1.70%, 08/01/27 (Call 06/01/27)	62	54,500
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	25	21,887
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	37	30,250
3.20%, 07/15/51 (Call 01/15/51)	92	62,878
3.45%, 06/01/27 (Call 03/01/27)	35	33,069
3.50%, 12/15/27 (Call 09/15/27)	60	56,879
4.25%, 12/15/47 (Call 06/15/47)	45	36,981
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	52	43,895
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	60	47,603
2.00%, 02/15/31 (Call 11/15/30)	15	11,871
3.13%, 02/15/51 (Call 08/15/50)	5	3,125
3.50%, 11/15/27 (Call 08/15/27)	35	33,062
4.50%, 05/15/47 (Call 11/15/46)	55	43,988
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)(c)	25	21,102
5.38%, 02/01/28 (Call 07/03/23)(b)	30	28,513
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	89	84,785
3.88%, 06/01/30 (Call 03/01/30)	45	41,456
3.95%, 08/15/29 (Call 05/15/29)	5	4,679
4.20%, 12/01/24 (Call 09/01/24)	39	38,271
4.30%, 07/15/47 (Call 01/15/47)	50	40,860
4.40%, 01/30/48 (Call 07/30/47)	20	16,386
7.00%, 12/01/36	25	27,647
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	15	14,971
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	46	43,221
6.50%, 03/15/27 (Call 03/15/24)(b)	15	14,967
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	30,639
4.30%, 02/21/48 (Call 08/21/47)	17	14,155
5.75%, 06/15/43	25	25,316
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	40	38,256
3.55%, 11/01/24 (Call 08/01/24)	35	34,063
3.80%, 03/21/29 (Call 12/21/28)	63	59,310
4.50%, 03/21/49 (Call 09/21/48)	29	24,892
4.65%, 11/01/44 (Call 05/01/44)	45	39,579
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	80	72,286
4.50%, 04/01/25 (Call 01/01/25)	50	49,254
4.50%, 06/15/47 (Call 12/15/46)	27	23,140
4.70%, 03/01/48 (Call 09/01/47)	40	35,353
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	33	32,418
		2,518,292

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	$15	$11,623
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	35	32,502
1.85%, 05/15/27 (Call 03/15/27)	43	39,127
2.05%, 05/15/30 (Call 02/15/30)	44	37,652
2.70%, 05/15/40 (Call 11/15/39)	65	48,290
2.80%, 05/15/50 (Call 11/15/49)	50	35,036
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	70	64,915
5.65%, 06/01/52 (Call 12/01/51)	10	9,207
Avient Corp.
5.75%, 05/15/25 (Call 07/03/23)(b)	35	34,849
7.13%, 08/01/30 (Call 08/01/25)(b)	40	40,383
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	50	42,858
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 07/03/23)(b)	30	28,401
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	34,851
6.17%, 07/15/27 (Call 06/15/27)	105	105,737
6.38%, 07/15/32 (Call 04/15/32)	105	106,318
CF Industries Inc.
4.95%, 06/01/43	35	29,255
5.15%, 03/15/34	50	47,426
5.38%, 03/15/44	60	52,668
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	20	20,085
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	45	39,329
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	10	8,860
4.50%, 10/01/49 (Call 04/01/49)	25	19,359
6.38%, 05/18/53 (Call 11/18/52)	55	54,596
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	20	18,812
4.25%, 10/15/28 (Call 10/15/23)	15	13,467
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	30	24,756
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	89,137
1.83%, 10/15/27 (Call 08/15/27)(b)	75	63,376
2.30%, 11/01/30 (Call 08/01/30)(b)	50	39,753
3.27%, 11/15/40 (Call 05/15/40)(b)	42	28,994
3.47%, 12/01/50 (Call 06/01/50)(b)	81	53,401
4.38%, 06/01/47 (Call 12/01/46)	40	30,237
4.45%, 09/26/28 (Call 06/26/28)	15	14,186
5.00%, 09/26/48 (Call 03/26/48)	50	41,486
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	26,914
2.00%, 08/10/50 (Call 02/10/50)	35	19,740
2.65%, 02/05/25 (Call 11/05/24)	35	33,671
3.20%, 01/30/26 (Call 10/30/25)	95	92,354
3.55%, 11/07/42 (Call 05/07/42)	25	20,195
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	20	19,585
5.13%, 10/15/27 (Call 04/15/27)	40	37,427
5.25%, 12/15/29 (Call 09/15/29)	35	31,837
5.65%, 12/01/44 (Call 06/01/44)	20	16,076
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	74	64,723
3.00%, 04/01/25 (Call 01/01/25)	20	19,101
3.95%, 05/13/50 (Call 11/13/49)	50	37,855
4.00%, 12/15/26 (Call 09/15/26)	20	19,310
Security	Par (000)	Value

Chemicals (continued)
4.13%, 03/15/35 (Call 09/15/34)	$25	$22,174
4.20%, 04/01/29 (Call 01/01/29)	65	61,888
4.90%, 06/01/43 (Call 12/01/42)	30	26,641
5.00%, 04/01/49 (Call 10/01/48)	56	49,714
5.25%, 01/15/45 (Call 07/15/44)	35	32,198
5.63%, 12/01/40	10	9,660
5.80%, 03/27/53 (Call 09/27/52)	30	29,500
5.88%, 12/01/36	35	36,062
OCI NV, 4.63%, 10/15/25 (Call 07/03/23)(b)	55	52,456
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	36,026
2.40%, 08/15/24 (Call 07/15/24)	15	14,434
2.55%, 06/15/30 (Call 03/15/30)	75	64,231
3.75%, 03/15/28 (Call 12/15/27)	144	137,834
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(b)	30	25,998
SABIC Capital II BV, 4.50%, 10/10/28(e)	200	196,948
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	20,048
2.30%, 05/15/30 (Call 02/15/30)	35	29,456
2.90%, 03/15/52 (Call 09/15/51)	25	15,540
2.95%, 08/15/29 (Call 05/15/29)	100	88,613
3.30%, 05/15/50 (Call 11/15/49)	30	20,583
3.45%, 08/01/25 (Call 05/01/25)	10	9,637
3.45%, 06/01/27 (Call 03/01/27)	114	108,351
3.80%, 08/15/49 (Call 02/15/49)	40	30,089
3.95%, 01/15/26 (Call 10/15/25)	15	14,612
4.50%, 06/01/47 (Call 12/01/46)	85	72,571
4.55%, 08/01/45 (Call 02/01/45)	16	13,554
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	25	13,751
5.38%, 09/01/25 (Call 09/01/23)(b)	35	27,569
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	60	48,706
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	80	66,860
3.80%, 06/06/26 (Call 03/06/26)(b)	25	23,517
4.75%, 06/01/28 (Call 03/01/28)(b)	135	127,395
7.38%, 11/14/32 (Call 08/14/32)(e)	100	108,823
		3,435,159
Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	60	51,533
4.88%, 07/15/32(b)	40	34,076
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	20	17,591
4.63%, 10/01/27 (Call 10/01/23)(b)	35	32,451
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	20	18,036
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	26	22,533
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	50	42,762
6.75%, 02/15/27 (Call 07/03/23)(b)	35	34,513
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(b)	30	27,085
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	15	13,156
2.45%, 08/12/31 (Call 05/12/31)(b)	30	23,417
4.00%, 05/01/28 (Call 06/12/23)(b)	25	23,164
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	126	102,657
1.70%, 05/15/28 (Call 03/15/28)	62	54,970

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.38%, 09/15/25 (Call 06/15/25)	$232	$225,894
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	25	22,386
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	35	31,461
5.75%, 07/15/27 (Call 07/03/23)(b)	25	23,609
5.75%, 07/15/27 (Call 07/15/23)(b)	25	23,236
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	130	109,544
3.88%, 08/15/30 (Call 05/15/30)	20	17,155
5.25%, 10/01/25 (Call 07/01/25)	25	24,605
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	55	49,605
3.50%, 06/01/31 (Call 03/01/31)(c)	55	45,005
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	30	24,370
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	135	131,294
4.00%, 05/01/32 (Call 02/01/32)	5	4,765
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	30	23,332
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	37	35,304
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	215	202,379
3.80%, 11/01/25 (Call 08/01/25)(b)	82	78,593
3.85%, 11/15/24 (Call 08/15/24)(b)	75	73,335
4.20%, 11/01/46 (Call 05/01/46)(b)	47	39,159
4.50%, 02/15/45 (Call 08/15/44)(b)	70	60,648
5.40%, 05/01/53(b)	60	58,982
6.70%, 06/01/34(b)	5	5,568
7.00%, 10/15/37(b)	30	34,820
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	35	31,120
3.75%, 10/01/30 (Call 10/01/25)(b)	45	39,502
4.50%, 07/01/28 (Call 07/03/23)(b)	45	42,350
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	35	31,204
2.15%, 01/15/27 (Call 12/15/26)	60	53,585
2.65%, 02/15/25 (Call 01/15/25)	45	42,857
2.90%, 05/15/30 (Call 02/15/30)	60	50,597
2.90%, 11/15/31 (Call 08/15/31)	50	40,781
3.20%, 08/15/29 (Call 05/15/29)	105	91,632
4.80%, 04/01/26 (Call 01/01/26)	40	39,142
5.95%, 08/15/52 (Call 02/15/52)	65	60,505
Grand Canyon University
4.13%, 10/01/24	35	33,047
5.13%, 10/01/28 (Call 08/01/28)	25	22,722
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	60	52,018
2.65%, 07/15/31 (Call 04/15/31)	35	27,116
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/03/23)(b)	66	62,677
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	35	31,199
5.00%, 12/01/29 (Call 12/01/24)(b)	55	44,146
Korn Ferry, 4.63%, 12/15/27 (Call 07/03/23)(b)	30	28,429
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(b)	21	20,174
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	15	15,400
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	40	32,371
3.10%, 11/29/61 (Call 05/29/61)	35	22,390
3.25%, 01/15/28 (Call 10/15/27)	12	11,289
Security	Par (000)	Value

Commercial Services (continued)
3.25%, 05/20/50 (Call 11/20/49)	$46	$32,387
3.75%, 03/24/25 (Call 02/24/25)	40	38,968
3.75%, 02/25/52 (Call 08/25/51)	35	27,190
4.25%, 02/01/29 (Call 11/01/28)	7	6,827
4.88%, 12/17/48 (Call 06/17/48)	24	22,052
5.25%, 07/15/44	50	48,413
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	59	55,516
2.30%, 06/01/30 (Call 03/01/30)	65	55,247
2.40%, 10/01/24 (Call 09/01/24)	91	87,822
2.65%, 10/01/26 (Call 08/01/26)	110	103,317
2.85%, 10/01/29 (Call 07/01/29)	134	119,330
3.25%, 06/01/50 (Call 12/01/49)	67	47,098
4.40%, 06/01/32 (Call 03/01/32)	50	48,148
5.05%, 06/01/52 (Call 12/01/51)(c)	25	23,549
5.25%, 06/01/62 (Call 12/01/61)	30	28,119
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/16/23)(b)	33	32,913
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	55	48,278
5.25%, 04/15/24(b)	32	31,685
5.75%, 04/15/26(b)	75	73,564
6.25%, 01/15/28 (Call 07/03/23)(b)(c)	70	64,287
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	85	67,399
2.90%, 10/01/30 (Call 07/01/30)	51	43,275
3.05%, 10/01/41 (Call 04/01/41)	50	34,189
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	70	62,084
4.00%, 03/18/29 (Call 12/18/28)	55	52,826
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	25,545
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	44	34,917
2.30%, 08/15/60 (Call 02/15/60)	55	30,729
2.45%, 03/01/27 (Call 02/01/27)	60	55,690
2.50%, 12/01/29 (Call 09/01/29)	20	17,612
2.70%, 03/01/29 (Call 01/01/29)	100	90,376
2.90%, 03/01/32 (Call 12/01/31)	55	47,852
2.95%, 01/22/27 (Call 10/22/26)	12	11,375
3.25%, 12/01/49 (Call 06/01/49)	55	40,372
3.70%, 03/01/52 (Call 09/01/51)	45	36,300
3.90%, 03/01/62 (Call 09/01/61)	10	8,055
4.25%, 05/01/29 (Call 02/01/29)	100	97,868
4.75%, 08/01/28 (Call 05/01/28)	70	70,540
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	40	33,315
4.00%, 05/15/31 (Call 05/15/26)	45	38,422
4.63%, 12/15/27 (Call 07/03/23)	30	28,420
5.13%, 06/01/29 (Call 06/01/24)	40	37,985
7.50%, 04/01/27(c)	15	15,570
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	130	117,871
2.72%, 04/16/31 (Call 01/16/31)(b)	10	8,364
Sotheby’s, 7.38%, 10/15/27 (Call 06/12/23)(b)	45	39,406
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	20	15,947
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	42	34,448
3.38%, 03/22/27 (Call 12/22/26)(b)	50	46,864
4.13%, 02/02/26 (Call 11/02/25)(b)	37	35,859
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	30	25,846

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	$57	$50,188
3.15%, 06/15/31 (Call 03/15/31)(b)	50	38,742
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	25	19,112
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	40	33,380
3.88%, 11/15/27 (Call 06/12/23)	41	37,913
3.88%, 02/15/31 (Call 08/15/25)	55	47,214
4.00%, 07/15/30 (Call 07/15/25)	40	34,994
4.88%, 01/15/28 (Call 06/12/23)	95	90,573
5.25%, 01/15/30 (Call 01/15/25)	40	37,912
5.50%, 05/15/27 (Call 07/03/23)	34	33,583
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	44	31,438
4.00%, 06/15/25 (Call 03/15/25)	90	87,764
4.13%, 03/15/29 (Call 12/15/28)	50	47,911
5.50%, 06/15/45 (Call 12/15/44)	17	16,303
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	30	27,434
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	30	18,194
		5,721,932
Computers — 0.5%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	40	35,863
4.00%, 07/01/29 (Call 07/01/24)(b)	35	30,955
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	65	58,245
2.30%, 09/14/31 (Call 06/14/31)	50	39,373
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	40	34,815
Dell Inc.
6.50%, 04/15/38	45	45,763
7.10%, 04/15/28	30	32,294
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	35	24,106
3.45%, 12/15/51 (Call 06/15/51)(b)	55	35,342
4.00%, 07/15/24 (Call 06/15/24)	35	34,453
4.90%, 10/01/26 (Call 08/01/26)	62	61,595
5.30%, 10/01/29 (Call 07/01/29)	115	114,443
5.85%, 07/15/25 (Call 06/15/25)	82	83,083
6.02%, 06/15/26 (Call 03/15/26)	169	172,884
6.10%, 07/15/27 (Call 05/15/27)	42	43,651
6.20%, 07/15/30 (Call 04/15/30)	50	52,040
8.10%, 07/15/36 (Call 01/15/36)	60	69,295
8.35%, 07/15/46 (Call 01/15/46)	50	59,010
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 06/16/23)(b)	51	10,610
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	40	35,003
2.38%, 09/15/28 (Call 07/15/28)	60	50,275
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 07/03/23)(b)	40	4,672
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	27	24,260
2.20%, 03/15/31 (Call 12/15/30)	37	30,280
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	105	96,285
4.90%, 10/15/25 (Call 07/15/25)	89	88,438
6.20%, 10/15/35 (Call 04/15/35)	50	52,918
6.35%, 10/15/45 (Call 04/15/45)	55	56,071
Security	Par (000)	Value

Computers (continued)
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	$170	$152,942
2.20%, 06/17/25 (Call 05/17/25)	115	108,542
2.65%, 06/17/31 (Call 03/17/31)	57	46,047
3.00%, 06/17/27 (Call 04/17/27)	70	64,690
3.40%, 06/17/30 (Call 03/17/30)	42	36,765
4.00%, 04/15/29 (Call 02/15/29)	60	56,315
4.20%, 04/15/32 (Call 01/15/32)	45	40,246
4.75%, 01/15/28 (Call 12/15/27)	85	83,898
5.50%, 01/15/33 (Call 10/15/32)	65	63,906
6.00%, 09/15/41	56	55,694
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	35	30,910
5.13%, 04/15/29 (Call 04/15/24)(b)	60	52,347
5.25%, 10/01/30 (Call 10/01/25)(b)	32	27,407
5.75%, 09/01/27 (Call 06/12/23)(b)	30	29,778
6.13%, 09/01/29 (Call 09/01/24)(b)	30	29,757
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	110	102,527
2.70%, 06/22/30 (Call 03/22/30)	77	65,224
3.30%, 09/29/24 (Call 07/29/24)	20	19,435
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	30	25,917
4.13%, 01/15/31 (Call 10/15/30)	20	16,370
4.75%, 01/01/25	30	29,326
4.88%, 06/01/27 (Call 03/01/27)	30	28,805
5.75%, 12/01/34 (Call 06/01/34)	30	26,236
8.25%, 12/15/29 (Call 07/15/26)(b)	13	13,326
8.50%, 07/15/31 (Call 07/15/26)(b)	25	25,606
9.63%, 12/01/32 (Call 12/01/27)(b)	41	45,014
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	52	43,515
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	25	18,889
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	21	16,751
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	60	48,474
3.10%, 02/01/32 (Call 11/01/31)	25	18,767
4.75%, 02/15/26 (Call 11/15/25)	105	100,078
		2,999,526
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	30	25,871
5.50%, 06/01/28 (Call 07/03/23)(b)	40	37,429
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	12,437
2.38%, 12/01/29 (Call 09/01/29)	69	60,140
2.60%, 04/15/30 (Call 01/15/30)	80	70,339
3.13%, 12/01/49 (Call 06/01/49)	25	18,179
3.15%, 03/15/27 (Call 12/15/26)	63	60,464
4.15%, 03/15/47 (Call 09/15/46)	30	26,115
4.38%, 06/15/45 (Call 12/15/44)	30	26,713
6.00%, 05/15/37	15	16,588
		354,275
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	26,014
4.50%, 10/24/28 (Call 07/24/28)(b)	45	43,445
OPENLANE Inc., 5.13%, 06/01/25 (Call 06/01/23)(b)	22	21,847
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	15	12,661
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(b)	30	30,350

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
7.75%, 03/15/31 (Call 03/15/26)(b)	$45	$46,908
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(b)	35	35,184
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	200	190,394
3.75%, 05/15/46 (Call 11/15/45)	65	51,799
4.20%, 05/15/47 (Call 11/15/46)	35	30,292
4.60%, 06/15/45 (Call 12/15/44)	37	34,458
		523,352
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	175	168,129
3.00%, 10/29/28 (Call 08/29/28)	150	130,041
3.30%, 01/30/32 (Call 10/30/31)	325	263,721
3.65%, 07/21/27 (Call 04/21/27)	125	114,659
3.85%, 10/29/41 (Call 04/29/41)	150	112,024
3.88%, 01/23/28 (Call 10/23/27)	150	138,102
4.45%, 10/01/25 (Call 08/01/25)	175	168,698
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	50	42,217
3.50%, 08/01/25	35	33,376
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	100	88,361
2.10%, 09/01/28 (Call 07/01/28)	35	28,925
2.88%, 01/15/26 (Call 12/15/25)(c)	90	83,653
2.88%, 01/15/32 (Call 10/15/31)	90	72,360
3.00%, 02/01/30 (Call 11/01/29)	80	66,643
3.13%, 12/01/30 (Call 09/01/30)	80	66,503
3.25%, 03/01/25 (Call 01/01/25)	55	52,417
3.25%, 10/01/29 (Call 07/01/29)	50	42,708
3.38%, 07/01/25 (Call 06/01/25)	85	80,629
3.75%, 06/01/26 (Call 04/01/26)	30	28,398
4.63%, 10/01/28 (Call 07/01/28)	45	42,232
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	45	35,883
4.75%, 06/09/27 (Call 05/09/27)	30	27,975
5.75%, 11/20/25 (Call 10/21/25)(c)	60	58,226
6.70%, 02/14/33 (Call 11/16/32)	30	26,378
8.00%, 11/01/31	215	223,489
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	70	62,821
2.25%, 03/04/25 (Call 02/01/25)	5	4,749
2.50%, 07/30/24 (Call 06/30/24)	140	135,429
2.55%, 03/04/27 (Call 02/01/27)	80	73,492
3.00%, 10/30/24 (Call 09/29/24)	180	174,058
3.13%, 05/20/26 (Call 04/20/26)	115	109,687
3.30%, 05/03/27 (Call 04/03/27)	144	135,946
3.63%, 12/05/24 (Call 11/04/24)	44	42,874
4.05%, 05/03/29 (Call 03/03/29)	100	96,166
4.05%, 12/03/42	80	69,424
4.20%, 11/06/25 (Call 10/06/25)	120	117,488
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	125	118,335
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)	40	38,707
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	30	28,468
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	95	89,576
3.00%, 04/02/25 (Call 03/02/25)	72	68,905
3.70%, 10/15/24	45	43,929
Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 05/13/32 (Call 02/13/32)	$25	$23,935
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	60	53,503
1.95%, 09/20/26 (Call 08/20/26)(b)	50	43,373
3.50%, 11/01/27 (Call 07/01/27)(b)	65	58,036
4.13%, 08/01/25 (Call 06/01/25)(b)	90	84,649
4.88%, 10/01/25 (Call 07/01/25)(b)	61	58,668
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(e)	200	182,150
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	35	30,219
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	105	74,938
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)	105	98,305
3.20%, 02/05/25 (Call 01/05/25)	10	9,544
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	100	85,815
3.75%, 07/28/26 (Call 06/28/26)	5	4,679
3.80%, 01/31/28 (Call 12/31/27)	30	27,849
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	200	192,200
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	200	196,006
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(c)	120	114,566
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	155	150,524
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	10	8,679
3.65%, 01/12/27 (Call 10/12/26)	30	28,793
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26 (Call 08/15/26)(e)	200	178,120
CDBL Funding 1, 3.50%, 10/24/27(e)	200	188,662
CDBL Funding 2, 2.75%, 03/02/25(e)	200	191,314
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	35	30,684
1.15%, 05/13/26 (Call 04/13/26)	40	35,216
1.65%, 03/11/31 (Call 12/11/30)	100	75,427
1.95%, 12/01/31 (Call 09/01/31)	60	45,779
2.00%, 03/20/28 (Call 01/20/28)	75	64,199
2.30%, 05/13/31 (Call 02/13/31)	15	11,909
2.75%, 10/01/29 (Call 07/01/29)	80	68,182
2.90%, 03/03/32 (Call 12/03/31)	15	12,313
3.20%, 03/02/27 (Call 12/02/26)	55	50,550
3.20%, 01/25/28 (Call 10/25/27)	100	91,121
3.25%, 05/22/29 (Call 02/22/29)	40	35,420
3.30%, 04/01/27 (Call 01/01/27)	20	18,454
3.45%, 02/13/26 (Call 11/13/25)	35	33,469
3.85%, 05/21/25 (Call 03/21/25)	80	77,361
4.00%, 02/01/29 (Call 11/01/28)	15	14,073
4.20%, 03/24/25 (Call 02/24/25)	105	102,443
4.63%, 03/22/30 (Call 12/22/29)	75	72,195
China Development Bank Financial Leasing Co. Ltd., 2.88%,
09/28/30 (Call 09/28/25), (5-year CMT + 2.750%)(a)(e)	200	187,480
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(e)	200	183,952
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	115	111,211
3.75%, 06/15/28 (Call 03/15/28)	60	58,311
4.15%, 06/15/48 (Call 12/15/47)	15	13,567

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.30%, 09/15/43 (Call 03/15/43)	$65	$66,950
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	60	37,812
3.63%, 10/01/31 (Call 10/01/26)(b)	55	31,998
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	130	121,260
4.50%, 01/30/26 (Call 11/30/25)	65	62,996
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	18,877
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	50	39,311
2.85%, 03/30/25	60	57,199
2.95%, 08/12/51 (Call 02/12/51)	50	31,912
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(e)	200	185,110
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	100	77,572
2.10%, 06/15/30 (Call 03/15/30)	160	134,146
2.65%, 09/15/40 (Call 03/15/40)	112	79,398
3.00%, 06/15/50 (Call 12/15/49)	50	34,165
3.00%, 09/15/60 (Call 03/15/60)	105	66,300
3.10%, 09/15/27 (Call 06/15/27)	109	102,560
3.65%, 05/23/25	50	49,310
3.75%, 12/01/25 (Call 09/01/25)	135	131,617
3.75%, 09/21/28 (Call 06/21/28)	35	33,537
4.00%, 09/15/27 (Call 08/15/27)	60	58,954
4.25%, 09/21/48 (Call 03/21/48)	12	10,240
4.60%, 03/15/33 (Call 12/15/32)	100	97,891
4.95%, 06/15/52 (Call 12/15/51)	35	33,327
5.20%, 06/15/62 (Call 12/15/61)	70	69,644
Legg Mason Inc.
4.75%, 03/15/26	80	79,118
5.63%, 01/15/44	34	33,138
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	55	48,359
4.38%, 05/15/31 (Call 05/15/26)(b)	30	26,103
4.63%, 11/15/27 (Call 07/03/23)(b)	25	23,150
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	30	26,812
2.00%, 04/06/28 (Call 02/06/28)(b)	250	215,890
2.50%, 04/06/31 (Call 01/06/31)(b)	25	21,105
3.20%, 04/06/41 (Call 10/06/40)(b)	20	14,887
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	31,073
2.00%, 03/03/25 (Call 02/03/25)	80	76,444
2.00%, 11/18/31 (Call 08/18/31)	25	20,885
2.95%, 11/21/26 (Call 08/21/26)	69	65,798
2.95%, 06/01/29 (Call 03/01/29)	84	77,610
2.95%, 03/15/51 (Call 09/15/50)	25	18,057
3.30%, 03/26/27 (Call 01/26/27)	72	69,360
3.35%, 03/26/30 (Call 12/26/29)	59	55,418
3.50%, 02/26/28 (Call 11/26/27)	40	38,815
3.65%, 06/01/49 (Call 12/01/48)	25	20,563
3.80%, 11/21/46 (Call 05/21/46)	44	37,191
3.85%, 03/26/50 (Call 09/26/49)	64	54,389
3.95%, 02/26/48 (Call 08/26/47)	52	45,473
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)(c)	10	9,611
3.97%, 04/13/30 (Call 01/13/30)(b)(c)	10	9,266
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	75	71,483
4.50%, 06/20/28 (Call 03/20/28)	55	53,984
Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	$50	$39,384
2.50%, 12/21/40 (Call 06/21/40)	50	33,235
3.25%, 04/28/50 (Call 10/28/49)	30	20,445
3.85%, 06/30/26 (Call 03/30/26)	80	78,410
3.95%, 03/07/52 (Call 09/07/51)	5	3,851
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	42	34,049
5.50%, 08/15/28 (Call 08/15/23)(b)	40	34,613
5.75%, 11/15/31 (Call 11/15/26)(b)	35	28,622
6.00%, 01/15/27 (Call 07/03/23)(b)	35	31,905
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	50	41,647
3.88%, 09/15/28 (Call 09/15/24)	35	27,533
4.00%, 09/15/30 (Call 09/15/25)	50	36,899
5.38%, 11/15/29 (Call 05/15/29)	40	32,710
6.63%, 01/15/28 (Call 07/15/27)	45	40,872
6.88%, 03/15/25	70	67,500
7.13%, 03/15/26	90	86,070
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	40	32,167
5.38%, 10/15/25 (Call 07/03/23)(b)	35	32,551
5.75%, 09/15/31 (Call 09/15/26)(b)	30	24,168
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	25	18,743
7.38%, 09/01/25 (Call 07/03/23)(b)	20	18,651
8.38%, 02/01/28 (Call 02/01/25)(b)	20	17,700
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	71	68,964
4.88%, 03/15/27 (Call 09/15/26)	32	30,569
6.63%, 03/15/25 (Call 09/15/24)	55	55,062
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	46	33,664
4.65%, 04/01/30 (Call 01/01/30)	50	48,769
4.95%, 07/15/46	55	48,750
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	50	43,697
3.63%, 03/01/29 (Call 03/01/24)(b)	50	41,390
3.88%, 03/01/31 (Call 03/01/26)(b)	70	55,056
4.00%, 10/15/33 (Call 10/15/27)(b)	50	37,643
Shinhan Card Co. Ltd., 1.38%, 10/19/25(e)	200	180,996
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	30	25,752
4.20%, 10/29/25 (Call 09/29/25)	30	27,444
State Elite Global Ltd., 1.50%, 09/29/26(e)	200	179,528
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	25	25,256
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	75	54,220
3.70%, 08/04/26 (Call 05/04/26)	15	13,249
3.95%, 12/01/27 (Call 09/01/27)	105	90,478
4.25%, 08/15/24 (Call 05/15/24)	15	14,228
4.50%, 07/23/25 (Call 04/23/25)	145	134,756
5.15%, 03/19/29 (Call 12/19/28)	69	61,060
7.25%, 02/02/33 (Call 11/02/32)	45	39,928
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	96,581
1.10%, 02/15/31 (Call 11/15/30)	90	71,392
1.90%, 04/15/27 (Call 02/15/27)	32	29,484
2.00%, 08/15/50 (Call 02/15/50)	107	65,459
2.05%, 04/15/30 (Call 01/15/30)	67	57,863

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.70%, 04/15/40 (Call 10/15/39)	$94	$71,903
2.75%, 09/15/27 (Call 06/15/27)	15	14,142
3.15%, 12/14/25 (Call 09/14/25)	315	304,621
3.65%, 09/15/47 (Call 03/15/47)	62	52,388
4.15%, 12/14/35 (Call 06/14/35)	60	57,832
4.30%, 12/14/45 (Call 06/14/45)	185	171,815
Voya Financial Inc.
3.65%, 06/15/26	39	36,908
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	35	28,659
4.80%, 06/15/46	25	20,611
5.70%, 07/15/43	30	28,595
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	50	44,409
2.75%, 03/15/31 (Call 12/15/30)	30	23,803
2.85%, 01/10/25 (Call 12/10/24)	97	92,804
6.20%, 11/17/36	35	35,123
		13,356,288
Electric — 0.5%
Adani Green Energy Ltd., 4.38%, 09/08/24(e)	200	184,078
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	20	14,234
3.80%, 10/01/47 (Call 04/01/47)	60	44,814
4.70%, 05/15/32 (Call 02/15/32)	50	48,199
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	75	62,246
5.00%, 09/01/44 (Call 03/01/44)(b)	50	46,507
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	55	43,549
3.95%, 03/01/48 (Call 09/01/47)	45	36,931
4.50%, 04/01/44 (Call 10/01/43)	60	53,749
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	15	14,178
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	50	43,440
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	30,240
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	60	50,704
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	25	21,788
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	10	9,658
Series K2, 6.95%, 03/15/33.	10	11,529
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	25	23,866
Commonwealth Edison Co.
4.00%, 03/01/48 (Call 09/01/47)	185	153,250
5.90%, 03/15/36	170	179,585
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	40	27,748
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	55	43,725
Consorcio Transmantaro SA, 4.70%, 04/16/34 (Call 01/16/34)(c)(e)	200	182,622
Duke Energy Florida Project Finance LLC, Series 2035,
3.11%, 09/01/38	25	20,795
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	35	31,318
4.35%, 01/15/25 (Call 10/15/24)(b)	50	48,878
4.55%, 04/01/49 (Call 10/01/48)(b)	35	28,585
5.45%, 07/15/44 (Call 01/15/44)(b)	30	27,839
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	56	48,429
3.25%, 06/30/26 (Call 03/30/26)	65	61,654
3.35%, 11/15/27 (Call 08/15/27)	65	60,954
3.65%, 06/15/24 (Call 03/15/24)	53	51,737
5.30%, 07/01/43 (Call 01/01/43)	25	23,550
Security	Par (000)	Value

Electric (continued)
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	$20	$16,624
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	25	23,944
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	55	52,909
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	50	46,272
4.30%, 03/15/49 (Call 09/15/48)	50	42,057
4.40%, 11/01/48 (Call 05/01/48)	25	21,044
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	40	37,600
5.80%, 01/15/33 (Call 07/15/32)	50	52,777
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	60	48,332
4.15%, 04/01/48 (Call 10/01/47)	50	41,211
Series P, 2.60%, 04/01/30 (Call 01/01/30)	45	38,764
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	39,625
Series R, 2.90%, 10/01/51 (Call 04/01/51)	25	16,458
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	5	3,245
2.75%, 05/15/30 (Call 02/15/30)	80	70,954
2.95%, 04/01/25 (Call 01/01/25)	30	28,874
3.10%, 09/15/49 (Call 03/15/49)	71	50,197
3.70%, 11/15/28 (Call 08/15/28)	6	5,766
3.70%, 05/15/50 (Call 11/15/49)	20	15,845
3.75%, 04/01/45 (Call 10/01/44)	60	48,847
3.80%, 09/30/47 (Call 03/30/47)	45	35,547
3.80%, 06/01/49 (Call 12/01/48)	50	40,201
4.10%, 11/15/48 (Call 05/15/48)	20	16,903
4.55%, 09/15/32 (Call 06/15/32)	50	48,997
4.55%, 12/01/41 (Call 06/01/41)	5	4,615
4.60%, 06/01/52 (Call 12/01/51)	20	18,072
5.25%, 09/30/40	25	24,805
5.35%, 10/01/52 (Call 04/01/52)	30	30,349
7.00%, 05/01/32	50	57,307
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	15	13,805
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	117	101,191
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	40	28,115
3.95%, 06/01/47 (Call 12/01/46)	40	33,244
4.13%, 06/15/44 (Call 12/15/43)	25	21,096
4.15%, 06/15/48 (Call 12/15/47)	35	30,215
5.25%, 05/15/53 (Call 11/15/52)	50	50,254
6.25%, 05/15/39	25	27,245
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	9,698
		3,023,383
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	45	36,088
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	35	29,967
4.75%, 06/15/28 (Call 07/03/23)(b)	35	31,156
6.50%, 12/31/27 (Call 08/31/24)(b)	20	19,225
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	18,657
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 07/03/23)(b)	85	85,601
7.25%, 06/15/28 (Call 07/03/23)(b)	75	76,543
		297,237

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	$50	$41,334
2.30%, 03/12/31 (Call 12/12/30)	50	41,415
2.75%, 09/15/29 (Call 06/15/29)	50	44,155
3.05%, 09/22/26 (Call 06/22/26)	84	78,625
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	28,583
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	20	18,771
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	27	25,556
2.20%, 09/15/31 (Call 06/15/31)	55	44,923
2.80%, 02/15/30 (Call 11/15/29)	75	66,209
4.35%, 06/01/29 (Call 03/01/29)	40	39,368
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	25,786
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	50	39,862
4.63%, 04/15/26 (Call 01/15/26)	80	77,674
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	55	52,438
4.88%, 06/15/29 (Call 03/15/29)	89	85,941
4.88%, 05/12/30 (Call 02/12/30)	50	48,165
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	57	45,202
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	5,783
3.15%, 08/15/27 (Call 05/15/27)	15	14,024
3.35%, 03/01/26 (Call 12/01/25)	20	19,159
3.50%, 02/15/28 (Call 11/15/27)	22	20,610
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	87	78,290
3.00%, 01/15/31 (Call 10/15/30)	40	33,455
3.60%, 01/15/30 (Call 10/15/29)	35	31,226
3.95%, 01/12/28 (Call 10/12/27)	27	25,273
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	45,809
4.55%, 10/30/24 (Call 07/30/24)	97	95,538
4.60%, 04/06/27 (Call 01/06/27)	50	49,654
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	55	49,041
5.00%, 10/01/25(b)	46	45,209
5.63%, 11/01/24(b)	30	30,008
5.88%, 09/01/30 (Call 09/01/25)(b)	25	24,214
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	40	33,908
4.38%, 02/15/30 (Call 11/15/29)(b)	25	22,397
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	39,448
4.90%, 06/15/28 (Call 03/15/28)	72	71,064
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	30	25,552
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	55	51,545
7.13%, 10/01/37	10	11,603
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	29	25,775
2.40%, 04/01/28 (Call 02/01/28)	45	37,710
2.95%, 04/01/31 (Call 01/01/31)	33	26,021
		1,716,323
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 06/17/25)(e)	200	185,128
Security	Par (000)	Value

Energy - Alternate Sources (continued)
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(b)	$45	$35,419
		220,547
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	55	53,065
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	30	27,094
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	35	25,866
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	30	27,150
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	25	19,833
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(b)	20	15,312
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	21,199
3.63%, 04/28/26 (Call 01/28/26)(b)	80	76,764
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	25	21,598
4.13%, 02/15/32 (Call 10/15/26)(b)	30	25,271
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	27	24,767
		337,919
Entertainment — 0.3%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	50	35,089
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(d)	80	50,893
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	30	27,675
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 07/03/23)	30	28,590
5.50%, 05/01/25 (Call 07/03/23)(b)	55	54,606
6.50%, 10/01/28 (Call 10/01/23)	15	14,736
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	45	39,576
5.88%, 03/15/26 (Call 07/03/23)(b)	20	19,001
8.75%, 05/01/25 (Call 05/01/24)(b)(c)	11	11,211
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(b)	55	39,047
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	25	23,994
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(b)(c)	25	22,855
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)(c)	25	24,054
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)	40	35,875
8.75%, 05/01/25 (Call 05/01/24)(b)(c)	20	20,369
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 07/03/23)(b)	30	28,448
7.25%, 05/15/31 (Call 05/15/26)(b)	45	43,241
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/03/23)(b)	25	25,202
Vail Resorts Inc., 6.25%, 05/15/25 (Call 07/03/23)(b)	40	40,256
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	285	266,962
4.05%, 03/15/29 (Call 01/15/29)	130	118,737
4.28%, 03/15/32 (Call 12/15/31)	310	270,968
5.05%, 03/15/42 (Call 09/15/41)	210	169,911
5.14%, 03/15/52	400	312,384
5.39%, 03/15/62	50	38,924
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	45	36,275
3.75%, 12/01/29 (Call 12/01/24)(b)	25	21,500
3.88%, 07/15/30 (Call 07/15/25)(b)	30	25,612
		1,845,991

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	$45	$39,461
5.00%, 09/01/30 (Call 09/01/25)	25	21,550
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2	1,814
1.45%, 02/15/31 (Call 11/15/30)	50	39,420
1.75%, 02/15/32 (Call 11/15/31)	82	64,804
2.30%, 03/01/30 (Call 12/01/29)	59	50,598
2.50%, 08/15/24 (Call 07/15/24)	73	70,599
2.90%, 07/01/26 (Call 04/01/26)	95	89,848
3.05%, 03/01/50 (Call 09/01/49)	35	24,482
3.20%, 03/15/25 (Call 12/15/24)	62	60,048
3.38%, 11/15/27 (Call 08/15/27)	63	59,924
3.95%, 05/15/28 (Call 02/15/28)	33	31,807
6.20%, 03/01/40	35	37,740
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	20	16,181
2.60%, 02/01/30 (Call 11/01/29)	60	52,169
2.95%, 01/15/52 (Call 07/15/51)	90	59,794
3.05%, 04/01/50 (Call 10/01/49)	50	33,791
3.50%, 05/01/29 (Call 02/01/29)	50	46,333
4.25%, 12/01/28 (Call 09/01/28)	25	24,321
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	42	38,086
1.15%, 03/15/28 (Call 01/15/28)	100	85,107
1.50%, 03/15/31 (Call 12/15/30)	12	9,542
2.50%, 11/15/50 (Call 05/15/50)	22	13,836
3.13%, 03/01/25 (Call 12/01/24)	50	48,549
3.15%, 11/15/27 (Call 08/15/27)	74	70,047
4.10%, 03/01/45 (Call 09/01/44)	50	43,079
4.15%, 04/15/32 (Call 01/15/32)	50	48,018
4.15%, 07/15/49 (Call 01/15/49)	30	26,211
		1,207,159
Food — 0.6%
B&G Foods Inc.
5.25%, 04/01/25 (Call 07/03/23)	50	47,133
5.25%, 09/15/27 (Call 07/03/23)	30	25,499
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	65	55,261
4.15%, 03/15/28 (Call 12/15/27)	70	67,985
4.80%, 03/15/48 (Call 09/15/47)	70	62,711
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30 (Call 03/17/30)(e)	200	171,000
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	72	61,528
4.60%, 11/01/25 (Call 09/01/25)	105	104,187
4.85%, 11/01/28 (Call 08/01/28)	91	89,701
5.30%, 11/01/38 (Call 05/01/38)	53	50,664
5.40%, 11/01/48 (Call 05/01/48)	50	46,508
8.25%, 09/15/30	45	52,208
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	30	24,675
3.50%, 10/01/26 (Call 07/01/26)	15	14,217
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	15	12,359
2.88%, 04/15/30 (Call 01/15/30)	50	44,625
3.00%, 02/01/51 (Call 08/01/50)	67	46,622
3.20%, 02/10/27 (Call 11/10/26)	70	66,771
4.00%, 04/17/25 (Call 02/17/25)	85	83,512
4.15%, 02/15/43 (Call 08/15/42)	5	4,331
Security	Par (000)	Value

Food (continued)
4.20%, 04/17/28 (Call 01/17/28)	$81	$79,448
4.70%, 04/17/48 (Call 10/17/47)	40	36,967
5.40%, 06/15/40	22	22,037
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5	4,404
1.80%, 06/11/30 (Call 03/11/30)	50	41,835
3.05%, 06/03/51 (Call 12/03/50)	70	48,940
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	55	47,664
3.20%, 10/01/26 (Call 07/01/26)	52	48,996
3.90%, 06/01/50 (Call 12/01/49)	25	18,363
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	10	8,054
2.38%, 03/15/30 (Call 12/15/29)	60	51,365
2.75%, 09/15/41 (Call 03/15/41)	10	7,048
3.38%, 12/15/27 (Call 09/15/27)	35	32,944
3.55%, 03/15/50 (Call 09/15/49)	25	18,083
4.25%, 03/15/35	65	59,450
4.38%, 03/15/45	45	38,816
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	130	123,358
3.75%, 04/01/30 (Call 01/01/30)	65	60,753
3.88%, 05/15/27 (Call 02/15/27)	115	111,302
4.25%, 03/01/31 (Call 12/01/30)	31	29,643
4.38%, 06/01/46 (Call 12/01/45)	85	71,489
4.63%, 01/30/29 (Call 10/30/28)	76	75,588
4.63%, 10/01/39 (Call 04/01/39)	50	44,654
4.88%, 10/01/49 (Call 04/01/49)	85	76,609
5.00%, 07/15/35 (Call 01/15/35)	75	74,014
5.00%, 06/04/42	60	55,778
5.20%, 07/15/45 (Call 01/15/45)	75	70,852
5.50%, 06/01/50 (Call 12/01/49)	25	24,626
6.50%, 02/09/40	60	64,044
6.75%, 03/15/32	25	27,897
6.88%, 01/26/39	50	56,046
7.13%, 08/01/39(b)	35	38,893
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	55	49,106
4.38%, 01/31/32 (Call 01/31/27)(b)	40	35,530
4.88%, 05/15/28 (Call 11/15/27)(b)	25	24,119
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	45	40,339
1.85%, 02/15/31 (Call 11/15/30)	25	19,905
2.50%, 04/15/30 (Call 01/15/30)	50	42,688
3.40%, 08/15/27 (Call 05/15/27)	55	51,775
4.20%, 08/15/47 (Call 02/15/47)	27	22,245
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	75	63,574
4.63%, 04/15/30 (Call 04/15/25)(b)	100	87,533
5.50%, 12/15/29 (Call 12/15/24)(b)	75	69,788
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	40	29,786
3.00%, 10/15/30 (Call 07/15/30)(b)	47	36,964
4.25%, 02/01/27 (Call 11/01/26)(b)	40	37,660
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	27	23,244
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	30	27,021
4.75%, 02/15/29 (Call 02/15/24)(b)	50	45,689
6.25%, 04/15/25 (Call 06/12/23)(b)	55	55,009

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	$30	$27,992
		3,491,424
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 07/03/23)(b)	25	24,435
5.00%, 02/01/28 (Call 07/03/23)(b)	65	61,420
6.38%, 05/01/25 (Call 07/03/23)(b)	85	84,730
		170,585
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	25	21,770
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	30	19,007
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	44	36,576
4.40%, 08/15/47 (Call 02/15/47)	39	32,580
4.80%, 06/15/44 (Call 12/15/43)	33	29,117
5.00%, 09/15/35 (Call 03/15/35)	25	24,019
5.15%, 05/15/46 (Call 11/15/45)	25	22,955
6.00%, 11/15/41 (Call 05/15/41)	57	57,724
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(c)	50	40,001
5.50%, 01/15/26 (Call 07/03/23)	16	15,262
		299,011
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(b)	100	99,883
6.40%, 04/15/33 (Call 01/15/33)(b)	70	69,208
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	39	28,630
3.25%, 03/01/27 (Call 12/01/26)	7	6,671
4.10%, 03/01/48 (Call 09/01/47)	35	30,374
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	20	16,415
2.75%, 11/15/50 (Call 05/15/50)	60	34,802
3.40%, 03/01/26 (Call 01/01/26)	27	25,762
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	65	48,566
4.25%, 11/15/28 (Call 08/15/28)	20	19,042
4.85%, 11/15/48 (Call 05/15/48)	50	41,673
5.20%, 09/01/40	31	28,145
		449,171
Health Care - Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	45	38,514
3.00%, 09/23/29 (Call 06/23/29)(b)	65	57,606
3.80%, 09/23/49 (Call 03/23/49)(b)	65	49,910
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	45	39,328
4.63%, 07/15/28 (Call 07/15/23)(b)	90	83,362
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	175	156,042
2.54%, 02/01/32 (Call 11/01/31)(c)	100	80,822
3.13%, 12/01/51 (Call 06/01/51)	70	44,822
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	50	32,704
2.80%, 12/10/51 (Call 06/10/51)	40	26,859
3.35%, 09/15/25 (Call 06/15/25)	15	14,524
4.38%, 09/15/45 (Call 03/15/45)	50	45,147
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	65	56,760
Security	Par (000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	$65	$57,810
3.25%, 11/15/39 (Call 05/15/39)	30	24,336
3.40%, 11/15/49 (Call 05/15/49)	107	82,002
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	30	25,172
6.75%, 02/15/30 (Call 02/15/27)(b)	15	13,885
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	20	21,655
GE Healthcare Holding LLC
5.65%, 11/15/27 (Call 10/15/27)(b)	100	102,020
5.91%, 11/22/32 (Call 08/22/32)(b)	100	104,412
6.38%, 11/22/52 (Call 05/22/52)(b)	100	109,007
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	55	48,117
4.63%, 02/01/28 (Call 07/03/23)(b)	20	19,005
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	20	17,035
2.25%, 09/15/31 (Call 06/15/31)	50	40,083
2.55%, 03/15/31 (Call 12/15/30)	17	13,954
3.30%, 09/15/29 (Call 06/15/29)	28	25,049
3.63%, 03/15/51 (Call 09/15/50)	58	41,481
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	85	70,956
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	150	124,803
3.50%, 03/15/26 (Call 12/15/25)	110	106,320
4.63%, 03/15/46 (Call 09/15/45)	100	91,261
Teleflex Inc.
4.25%, 06/01/28 (Call 07/03/23)(b)	30	27,713
4.63%, 11/15/27 (Call 06/16/23)	30	28,386
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)(c)	19	18,883
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	100	83,555
		2,023,300
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	25	23,012
5.50%, 07/01/28 (Call 07/01/23)(b)	30	28,523
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	20	17,120
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	15	14,097
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	35	28,482
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	35	28,438
5.00%, 07/15/27 (Call 07/03/23)(b)	30	27,397
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	110	94,480
2.50%, 03/01/31 (Call 12/01/30)	120	96,026
2.63%, 08/01/31 (Call 05/01/31)	100	80,025
3.00%, 10/15/30 (Call 07/15/30)	138	115,429
3.38%, 02/15/30 (Call 02/15/25)	115	99,140
4.25%, 12/15/27 (Call 06/16/23)	185	173,876
4.63%, 12/15/29 (Call 12/15/24)	175	162,195
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)(c)	30	26,372
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	30	26,045
4.25%, 05/01/28 (Call 06/16/23)(b)	30	27,342
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	85	67,397
4.63%, 06/01/30 (Call 06/01/25)(b)	155	132,970

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	$120	$101,258
2.38%, 01/15/25 (Call 12/15/24)	75	71,680
2.55%, 03/15/31 (Call 12/15/30)	135	114,394
2.88%, 09/15/29 (Call 06/15/29)	65	58,249
3.13%, 05/15/50 (Call 11/15/49)	80	55,250
3.35%, 12/01/24 (Call 10/01/24)	30	29,145
3.50%, 08/15/24 (Call 05/15/24)	35	34,213
3.60%, 03/15/51 (Call 09/15/50)	115	86,585
3.65%, 12/01/27 (Call 09/01/27)	230	219,425
3.70%, 09/15/49 (Call 03/15/49)	15	11,455
4.10%, 03/01/28 (Call 12/01/27)	165	160,641
4.38%, 12/01/47 (Call 06/01/47)	85	73,059
4.55%, 03/01/48 (Call 09/01/47)	65	57,090
4.63%, 05/15/42	30	26,837
4.65%, 01/15/43	60	54,244
4.75%, 02/15/33 (Call 11/15/32)	150	146,961
5.13%, 02/15/53 (Call 08/15/52)	70	67,096
6.10%, 10/15/52 (Call 04/15/52)	55	59,258
6.38%, 06/15/37	10	10,855
Encompass Health Corp.
4.50%, 02/01/28 (Call 07/03/23)	47	43,501
4.63%, 04/01/31 (Call 04/01/26)	25	21,824
4.75%, 02/01/30 (Call 02/01/25)	45	41,206
5.75%, 09/15/25 (Call 09/15/23)	20	19,834
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	100	80,097
3.13%, 03/15/27 (Call 02/15/27)(b)	30	27,770
3.38%, 03/15/29 (Call 01/15/29)(b)	60	53,899
3.50%, 09/01/30 (Call 03/01/30)	140	123,564
3.50%, 07/15/51 (Call 01/15/51)	100	67,434
3.63%, 03/15/32 (Call 12/15/31)(b)	125	108,747
4.13%, 06/15/29 (Call 03/15/29)	126	117,107
4.38%, 03/15/42 (Call 09/15/41)(b)	10	8,122
4.50%, 02/15/27 (Call 08/15/26)	148	144,319
4.63%, 03/15/52 (Call 09/15/51)(b)	110	88,392
5.25%, 04/15/25	175	173,670
5.25%, 06/15/26 (Call 12/15/25)	140	138,989
5.25%, 06/15/49 (Call 12/15/48)	95	83,721
5.38%, 02/01/25	210	208,599
5.38%, 09/01/26 (Call 03/01/26)	100	99,608
5.50%, 06/01/33 (Call 03/01/33)	70	69,880
5.50%, 06/15/47 (Call 12/15/46)	72	65,992
5.63%, 09/01/28 (Call 03/01/28)	85	85,679
5.88%, 02/15/26 (Call 08/15/25)	135	135,571
5.88%, 02/01/29 (Call 08/01/28)	50	50,821
5.90%, 06/01/53 (Call 12/01/52)	60	57,727
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	98	85,997
2.15%, 02/03/32 (Call 11/03/31)	50	39,766
3.13%, 08/15/29 (Call 05/15/29)	40	35,769
3.70%, 03/23/29 (Call 02/23/29)	25	23,180
3.85%, 10/01/24 (Call 07/01/24)	50	48,979
3.95%, 03/15/27 (Call 12/15/26)	68	65,531
3.95%, 08/15/49 (Call 02/15/49)	30	23,828
4.50%, 04/01/25 (Call 03/01/25)	15	14,841
4.63%, 12/01/42 (Call 06/01/42)	17	15,033
4.80%, 03/15/47 (Call 09/15/46)	30	26,510
4.88%, 04/01/30 (Call 01/01/30)	47	46,309
4.95%, 10/01/44 (Call 04/01/44)	50	45,240
Security	Par (000)	Value

Health Care - Services (continued)
5.50%, 03/15/53 (Call 09/15/52)	$45	$44,013
IQVIA Inc.
5.00%, 10/15/26 (Call 07/03/23)(b)	60	58,369
5.00%, 05/15/27 (Call 07/03/23)(b)	50	48,255
6.50%, 05/15/30 (Call 05/15/26)(b)	25	25,311
ModivCare Inc., 5.88%, 11/15/25 (Call 07/03/23)(b)	35	32,498
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	35	30,017
3.88%, 05/15/32 (Call 02/15/32)(b)	45	37,606
4.38%, 06/15/28 (Call 07/03/23)(b)	45	41,351
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	25	23,107
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	17,231
2.95%, 06/30/30 (Call 03/30/30)	91	80,385
3.45%, 06/01/26 (Call 03/01/26)	75	72,022
3.50%, 03/30/25 (Call 12/30/24)	37	35,812
4.20%, 06/30/29 (Call 03/30/29)	50	48,723
4.70%, 03/30/45 (Call 09/30/44)	27	23,709
Select Medical Corp., 6.25%, 08/15/26 (Call 07/03/23)(b)	72	70,069
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/03/23)(b)(c)	15	14,952
10.00%, 04/15/27 (Call 04/15/24)(b)(c)	19	19,525
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	40	38,736
		6,054,808
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	50	46,366
Temasek Financial I Ltd.
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	250	190,468
3.38%, 07/23/42(b)(c)	250	221,520
		458,354
Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/23)	20	18,420
6.75%, 03/15/25 (Call 06/16/23)	20	19,872
7.25%, 10/15/29 (Call 10/15/24)	20	19,004
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	30	25,730
6.75%, 06/01/27 (Call 07/03/23)	30	29,971
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,323
2.50%, 10/15/24 (Call 09/15/24)	80	76,847
2.60%, 10/15/25 (Call 09/15/25)	10	9,383
Installed Building Products Inc., 5.75%, 02/01/28 (Call 06/16/23)(b)(c)	20	18,764
K Hovnanian Enterprises Inc., 7.75%, 02/15/26 (Call 02/15/24)(b)	12	11,824
KB Home
4.00%, 06/15/31 (Call 12/15/30)	20	17,078
4.80%, 11/15/29 (Call 05/15/29)	15	13,665
6.88%, 06/15/27 (Call 12/15/26)	20	20,409
7.25%, 07/15/30 (Call 07/15/25)	25	25,390
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	16,442
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	25	23,338
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	35	27,183
3.85%, 01/15/30 (Call 07/15/29)	30	26,159
3.97%, 08/06/61 (Call 02/06/61)	35	20,575
6.00%, 01/15/43 (Call 10/15/42)	25	21,947

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	$25	$21,980
5.13%, 06/06/27 (Call 12/06/26)	15	14,319
6.00%, 06/01/25 (Call 03/01/25)	30	30,070
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	74	64,768
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	20	19,931
5.50%, 03/01/26 (Call 12/01/25)	44	44,154
6.00%, 02/15/35	41	41,829
6.38%, 05/15/33	25	26,046
7.88%, 06/15/32	25	28,630
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	35	32,545
5.75%, 01/15/28 (Call 10/15/27)(b)	25	24,250
5.88%, 06/15/27 (Call 03/15/27)(b)	30	29,249
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	35	28,648
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	30	29,828
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	15	14,225
5.70%, 06/15/28 (Call 12/15/27)	20	19,257
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	20	19,229
		935,282
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	30	21,460
4.40%, 03/15/29 (Call 12/15/28)	22	21,169
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	50	39,994
4.00%, 04/15/29 (Call 04/15/24)(b)	45	38,282
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	60	48,726
4.50%, 06/01/46 (Call 12/01/45)	40	31,990
4.60%, 05/15/50 (Call 11/15/49)(c)	55	44,561
4.75%, 02/26/29 (Call 11/26/28)	10	9,856
		256,038
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	40	33,709
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	60	47,135
2.65%, 04/30/30 (Call 02/01/30)	18	15,188
4.88%, 12/06/28 (Call 09/06/28)	15	14,824
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	8,275
3.15%, 08/01/27 (Call 05/01/27)	65	61,807
3.95%, 08/01/47 (Call 02/01/47)	50	40,618
5.00%, 06/15/52 (Call 12/15/51)	5	4,813
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	45	36,996
3.90%, 05/15/28 (Call 02/15/28)	45	43,377
4.60%, 05/01/32 (Call 02/01/32)	10	9,844
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	64	55,883
2.00%, 11/02/31 (Call 08/02/31)	15	12,488
2.75%, 02/15/26	20	19,120
2.88%, 02/07/50 (Call 08/07/49)	50	35,664
3.05%, 08/15/25	40	38,777
3.10%, 03/26/30 (Call 12/26/29)	20	18,353
3.20%, 04/25/29 (Call 01/25/29)	50	46,960
3.20%, 07/30/46 (Call 01/30/46)	50	37,516
Security	Par (000)	Value

Household Products & Wares (continued)
3.90%, 05/04/47 (Call 11/04/46)	$25	$21,142
3.95%, 11/01/28 (Call 08/01/28)	35	34,237
5.30%, 03/01/41	27	27,949
6.63%, 08/01/37	25	29,792
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	5	4,076
4.75%, 10/15/46 (Call 04/16/46)(b)	35	31,901
4.80%, 09/01/40(b)	10	9,216
		739,660
Housewares — 0.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(c)	10	9,610
4.70%, 04/01/26 (Call 01/01/26)	115	106,822
4.88%, 06/01/25 (Call 05/01/25)	26	24,764
5.88%, 04/01/36 (Call 10/01/35)	25	20,066
6.00%, 04/01/46 (Call 10/01/45)	35	25,854
6.38%, 09/15/27 (Call 06/15/27)	30	28,528
6.63%, 09/15/29 (Call 06/15/29)(c)	30	28,448
		244,092
Insurance — 1.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	40	47,799
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	10	9,108
2.88%, 10/15/26 (Call 07/15/26)	45	42,172
3.60%, 04/01/30 (Call 01/01/30)	68	62,752
4.00%, 10/15/46 (Call 04/15/46)	25	19,651
4.75%, 01/15/49 (Call 07/15/48)	50	45,089
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(b)	245	185,034
AIG Global Funding, 0.90%, 09/22/25(b)	95	85,642
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	60	53,873
3.28%, 12/15/26 (Call 09/15/26)	35	33,074
3.85%, 08/10/49 (Call 02/10/49)	32	24,511
4.20%, 12/15/46 (Call 06/15/46)	60	48,898
4.50%, 06/15/43	10	8,593
5.35%, 06/01/33	15	15,087
5.55%, 05/09/35	72	73,912
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	40	38,938
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	160	151,661
3.90%, 04/01/26 (Call 01/01/26)	23	22,284
4.20%, 04/01/28 (Call 01/01/28)	10	9,732
4.38%, 06/30/50 (Call 12/30/49)	75	62,036
4.50%, 07/16/44 (Call 01/16/44)	5	4,230
4.75%, 04/01/48 (Call 10/01/47)	95	82,934
4.80%, 07/10/45 (Call 01/10/45)	50	43,967
6.25%, 05/01/36	50	52,217
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	75	72,116
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	20	19,352
5.03%, 12/15/46 (Call 06/15/46)	34	30,115
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	50	36,176
7.35%, 05/01/34	5	5,746
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	45	40,932
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	10	8,070
3.50%, 05/20/51 (Call 11/20/50)	15	10,480

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.75%, 03/02/53 (Call 09/02/52)	$70	$69,650
Assurant Inc.
4.90%, 03/27/28 (Call 12/27/27)	60	57,959
7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(a)	25	23,894
AXA SA, 6.38%, (Call 12/14/36), (3-mo. LIBOR US + 2.256%)(a)(b)(f)	30	31,513
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	5	3,981
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	20	19,044
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	75	63,385
Chubb Corp. (The)
6.00%, 05/11/37	10	10,793
Series 1, 6.50%, 05/15/38	25	28,538
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	37,481
3.05%, 12/15/61 (Call 06/15/61)	90	59,229
3.15%, 03/15/25	15	14,567
3.35%, 05/03/26 (Call 02/03/26)	220	214,397
4.15%, 03/13/43	20	17,136
4.35%, 11/03/45 (Call 05/03/45)	50	44,677
6.70%, 05/15/36	25	28,422
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26), (3-mo. SOFR + 3.922%)(a)(b)(f)	15	14,186
5.10%, (Call 10/28/24), (3-mo. LIBOR US + 3.680%)(a)(b)(f)	220	215,354
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	30,145
1.78%, 03/17/31 (Call 12/17/30)(b)	90	71,499
3.08%, 09/17/51 (Call 03/17/51)(b)	30	19,142
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52
(Call 04/15/52)	100	63,568
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	45	42,878
4.58%, 05/17/48 (Call 11/17/47)(b)	5	4,158
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	60	47,266
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	142	128,594
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	39,633
4.50%, 04/15/26 (Call 01/15/26)	60	58,606
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	19,194
3.60%, 08/19/49 (Call 02/19/49)	66	49,280
4.30%, 04/15/43	20	16,201
4.40%, 03/15/48 (Call 09/15/47)	45	37,294
5.95%, 10/15/36	15	15,455
6.10%, 10/01/41	25	25,281
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	110	85,213
Liberty Mutual Group Inc.
3.95%, 05/15/60 (Call 11/15/59)(b)	45	30,658
4.30%, 02/01/61 (Call 02/01/26)(b)	50	29,974
5.50%, 06/15/52 (Call 12/15/51)(b)	120	111,630
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	40	32,947
3.35%, 03/09/25	35	33,382
3.40%, 01/15/31 (Call 10/15/30)(c)	35	28,855
3.63%, 12/12/26 (Call 09/15/26)	45	41,829
3.80%, 03/01/28 (Call 12/01/27)	26	23,668
4.35%, 03/01/48 (Call 09/01/47)	25	17,639
Security	Par (000)	Value

Insurance (continued)
4.38%, 06/15/50 (Call 12/15/49)	$44	$30,775
6.30%, 10/09/37	5	4,952
7.00%, 06/15/40	45	46,027
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	34,251
3.50%, 03/10/25 (Call 12/10/24)	92	89,721
3.75%, 03/14/26 (Call 12/14/25)	91	88,707
4.20%, 03/01/48 (Call 09/01/47)	55	46,022
4.35%, 01/30/47 (Call 07/30/46)	25	21,074
4.38%, 03/15/29 (Call 12/15/28)	162	158,250
4.75%, 03/15/39 (Call 09/15/38)	65	60,436
4.90%, 03/15/49 (Call 09/15/48)	67	61,391
5.75%, 11/01/32 (Call 08/01/32)	10	10,568
5.88%, 08/01/33	45	48,193
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(a)(b)(c)	35	34,458
5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)	35	34,321
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	10	9,147
1.55%, 01/07/31(b)	50	39,444
1.88%, 01/11/27(b)	150	134,389
2.95%, 04/09/30(b)	150	130,101
3.45%, 12/18/26(b)	100	94,372
5.15%, 03/28/33(b)	150	149,614
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	40	37,916
Munich Re America Corp., Series B, 7.45%, 12/15/26(c)	103	110,957
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(a)(b)	70	58,343
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(a)(b)	25	20,810
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(a)(b)	25	22,164
4.00%, 09/19/47 (Call 09/19/27), (5-year USD ICE Swap + 2.880%)(a)(b)(c)	15	14,109
4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(a)(b)	250	241,970
5.10%, 10/16/44 (Call 10/16/24), (5-year USD Swap + 3.650%)(a)(b)	280	275,086
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	35	29,041
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	60	48,735
3.10%, 11/15/26 (Call 08/15/26)	35	32,715
3.40%, 05/15/25 (Call 02/15/25)	20	19,236
3.70%, 05/15/29 (Call 02/15/29)	25	23,243
4.30%, 11/15/46 (Call 05/15/46)	30	23,925
4.35%, 05/15/43	22	17,808
4.63%, 09/15/42	20	17,067
6.05%, 10/15/36	51	52,814
Principal Life Global Funding, 1.38%, 01/10/25(b)	20	18,722
Principal Life Global Funding II
0.88%, 01/12/26(b)	40	35,692
1.25%, 06/23/25(b)	63	57,806
1.50%, 08/27/30(b)	40	30,649
1.63%, 11/19/30(b)	15	11,550
2.25%, 11/21/24(b)	75	71,431
2.50%, 09/16/29(b)	21	18,024
3.00%, 04/18/26(b)	65	60,750

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The)
2.45%, 01/15/27	$25	$23,175
3.20%, 03/26/30 (Call 12/26/29)	65	58,887
3.70%, 01/26/45	25	19,715
3.95%, 03/26/50 (Call 09/26/49)	30	24,549
4.00%, 03/01/29 (Call 12/01/28)	27	26,086
4.13%, 04/15/47 (Call 10/15/46)	62	52,047
4.20%, 03/15/48 (Call 09/15/47)	40	34,185
4.35%, 04/25/44	15	12,990
6.25%, 12/01/32	68	75,231
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	100	87,121
4.30%, 09/30/28 (Call 06/30/28)(b)	60	56,770
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	55	50,487
2.10%, 03/10/30 (Call 12/10/29)	89	75,599
3.00%, 03/10/40 (Call 09/10/39)	30	22,173
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	75	63,547
3.70%, 03/13/51 (Call 09/13/50)	90	67,642
3.88%, 03/27/28 (Call 12/27/27)	92	88,881
3.91%, 12/07/47 (Call 06/07/47)	80	62,098
3.94%, 12/07/49 (Call 06/07/49)	82	64,211
4.35%, 02/25/50 (Call 08/25/49)	65	54,592
4.42%, 03/27/48 (Call 09/27/47)	40	33,399
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	20	17,952
5.70%, 12/14/36	62	65,143
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	100	97,000
5.75%, 07/15/33	18	19,012
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)(c)	95	92,311
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	82	71,173
3.90%, 05/15/29 (Call 02/15/29)	73	67,580
3.95%, 09/15/26 (Call 06/15/26)	20	19,098
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	75	65,680
2.50%, 10/30/24(b)	15	14,269
2.75%, 05/07/25(b)	15	14,156
2.75%, 01/21/27(b)	40	35,983
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	10	9,140
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(a)(b)	200	191,498
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	50	31,586
3.75%, 05/15/46 (Call 11/15/45)	29	22,989
4.00%, 05/30/47 (Call 11/30/46)	50	41,867
4.05%, 03/07/48 (Call 09/07/47)	25	20,834
4.10%, 03/04/49 (Call 09/04/48)	27	22,787
4.30%, 08/25/45 (Call 02/25/45)	35	30,362
4.60%, 08/01/43	25	22,640
5.35%, 11/01/40	30	30,790
6.25%, 06/15/37	60	66,696
6.75%, 06/20/36	40	45,865
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	80	77,775
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	73	62,963
Security	Par (000)	Value

Insurance (continued)
3.88%, 09/15/49 (Call 03/15/49)	$34	$24,282
4.50%, 09/15/28 (Call 06/15/28)	47	44,809
4.65%, 06/15/27 (Call 05/15/27)	15	14,613
5.05%, 09/15/48 (Call 03/15/48)	20	16,976
XL Group Ltd., 5.25%, 12/15/43	25	24,835
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31), (5-year CMT + 2.777%)(a)(e)	200	156,706
		8,773,907
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(c)	25	20,539
3.60%, 11/28/24 (Call 08/28/24)	345	335,937
4.00%, 12/06/37 (Call 06/06/37)	15	12,718
4.20%, 12/06/47 (Call 06/06/47)	240	189,559
4.50%, 11/28/34 (Call 05/28/34)	300	279,348
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	215	176,786
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	100	95,272
3.60%, 06/01/26 (Call 03/01/26)	71	68,729
3.65%, 03/15/25 (Call 12/15/24)	120	117,488
4.63%, 04/13/30 (Call 01/13/30)	100	99,367
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	30	27,813
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	35	32,199
7.00%, 06/15/27 (Call 06/15/24)(b)	25	24,035
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	65	58,834
1.90%, 03/11/25 (Call 02/11/25)	128	121,062
2.60%, 05/10/31 (Call 02/10/31)	45	37,666
2.70%, 03/11/30 (Call 12/11/29)	50	43,213
3.60%, 06/05/27 (Call 03/05/27)	67	63,810
3.65%, 05/10/51 (Call 11/10/50)	55	39,346
4.00%, 07/15/42 (Call 01/15/42)	55	43,566
Gen Digital Inc., 5.00%, 04/15/25 (Call 06/12/23)(b)	60	58,648
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	45	39,029
5.25%, 12/01/27 (Call 07/03/23)(b)	40	38,358
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 06/12/23)(b)	30	19,921
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(e)	200	183,388
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	50	49,932
7.13%, 09/30/30 (Call 09/30/25)(b)(c)	35	34,970
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(e)	200	165,950
4.99%, 01/19/52 (Call 07/19/51)(e)	200	140,210
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(f)	45	33,401
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(c)(f)	55	35,705
10.25%, 11/30/24(b)	50	50,227
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	70	58,402
4.75%, 07/15/27 (Call 07/03/23)	40	39,322
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	25	21,309
		2,856,059
Iron & Steel — 0.1%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	20	17,820
5.13%, 10/01/31 (Call 10/01/26)	20	17,617
5.88%, 12/01/27 (Call 12/01/23)	25	23,882

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	$20	$17,774
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	25	21,378
5.88%, 06/01/27 (Call 07/03/23)	31	29,916
6.75%, 03/15/26 (Call 07/03/23)(b)	45	45,539
6.75%, 04/15/30(b)	50	47,240
Cliffs Natural Resources Inc., 6.25%, 10/01/40	15	12,234
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	20	16,907
4.13%, 01/15/30 (Call 01/15/25)	15	13,288
4.38%, 03/15/32 (Call 03/15/27)	20	17,142
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	30	30,051
8.13%, 05/01/27 (Call 07/03/23)(b)	46	45,952
8.50%, 05/01/30 (Call 05/01/25)(b)	40	40,125
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	115	105,149
2.15%, 08/15/30 (Call 05/15/30)	70	57,280
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	60	51,565
2.40%, 06/15/25 (Call 05/15/25)	47	44,145
2.80%, 12/15/24 (Call 11/15/24)	45	43,053
3.25%, 01/15/31 (Call 10/15/30)	20	17,373
3.25%, 10/15/50 (Call 04/15/50)	15	9,811
3.45%, 04/15/30 (Call 01/15/30)	30	26,699
5.00%, 12/15/26 (Call 07/03/23)	30	29,602
		781,542
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	25	18,856
5.10%, 04/01/52 (Call 10/01/51)	10	7,228
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(c)	53	40,175
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 06/12/23)(b)	35	33,475
5.88%, 03/15/26 (Call 12/15/25)(b)	80	72,774
5.88%, 02/15/27 (Call 02/15/24)(b)	55	52,370
7.75%, 02/15/29 (Call 11/15/28)(b)	35	31,553
8.38%, 02/01/28 (Call 02/01/25)(b)	25	25,822
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	25	21,311
		303,564
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	85	70,469
3.75%, 05/01/29 (Call 05/01/24)(b)	45	39,703
4.00%, 05/01/31 (Call 05/01/26)(b)	61	52,586
4.88%, 01/15/30 (Call 01/15/25)	55	51,163
5.38%, 05/01/25 (Call 06/12/23)(b)	26	25,833
5.75%, 05/01/28 (Call 07/03/23)(b)	35	34,568
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	30	25,458
5.00%, 06/01/29 (Call 06/01/24)(b)	50	44,439
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 06/16/23)	35	33,949
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 07/03/23)	20	18,947
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	30	25,693
4.75%, 01/15/28 (Call 09/15/23)	25	22,395
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	50	46,551
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	75	54,553
Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	$35	$29,691
4.63%, 03/01/30 (Call 12/01/29)(b)	25	21,199
6.00%, 04/01/27 (Call 01/01/27)	30	28,963
6.60%, 10/01/25 (Call 07/01/25)	25	25,056
6.63%, 07/31/26 (Call 04/30/26)(b)	25	24,742
		675,958
Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,948
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	25	22,398
Caterpillar Financial Services Corp.
0.80%, 11/13/25	5	4,557
0.90%, 03/02/26	75	67,861
1.10%, 09/14/27	174	151,457
1.15%, 09/14/26	5	4,482
1.45%, 05/15/25	90	84,422
1.70%, 01/08/27	10	9,112
2.15%, 11/08/24	135	129,786
2.40%, 08/09/26	25	23,399
3.25%, 12/01/24	67	65,308
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	25	20,924
2.60%, 09/19/29 (Call 06/19/29)	76	68,952
2.60%, 04/09/30 (Call 01/09/30)	49	43,629
3.25%, 09/19/49 (Call 03/19/49)	55	42,611
3.25%, 04/09/50 (Call 10/09/49)	72	55,814
3.80%, 08/15/42	35	30,301
4.30%, 05/15/44 (Call 11/15/43)	50	46,457
4.75%, 05/15/64 (Call 11/15/63)	40	37,630
5.20%, 05/27/41	50	51,814
6.05%, 08/15/36	50	55,388
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	85	85,878
9.50%, 01/01/31 (Call 01/01/26)(b)	21	21,961
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	10,652
1.88%, 01/15/26 (Call 12/15/25)	65	59,561
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	109	103,033
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	132	127,467
2.88%, 09/07/49 (Call 03/07/49)	35	25,928
3.10%, 04/15/30 (Call 01/15/30)	76	69,591
3.75%, 04/15/50 (Call 10/15/49)(c)	62	53,990
3.90%, 06/09/42 (Call 12/09/41)	118	105,504
5.38%, 10/16/29	25	26,205
7.13%, 03/03/31	25	29,136
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	50	44,846
3.15%, 11/15/25 (Call 08/15/25)	77	73,638
5.38%, 10/15/35	5	5,120
5.38%, 03/01/41 (Call 12/01/40)	32	31,528
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	25	19,939
3.50%, 10/01/30 (Call 07/01/30)	59	51,320
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	50	41,750
3.00%, 05/01/30 (Call 02/01/30)	79	67,859
John Deere Capital Corp.
0.63%, 09/10/24	10	9,468

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
0.70%, 01/15/26	$47	$42,615
1.05%, 06/17/26	47	42,534
1.25%, 01/10/25	95	89,787
1.30%, 10/13/26	35	31,426
1.45%, 01/15/31	17	13,664
1.50%, 03/06/28	12	10,467
1.75%, 03/09/27	75	67,979
2.00%, 06/17/31	12	9,935
2.05%, 01/09/25	90	86,181
2.25%, 09/14/26	75	69,713
2.45%, 01/09/30	66	57,973
2.65%, 06/10/26	37	35,030
2.80%, 09/08/27	85	79,561
2.80%, 07/18/29	50	45,496
3.05%, 01/06/28	18	17,033
3.40%, 06/06/25	54	52,657
3.40%, 09/11/25	53	51,433
3.45%, 03/13/25	111	108,481
3.45%, 03/07/29	22	20,958
4.15%, 09/15/27	40	39,468
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/24)(b)(c)	16	15,844
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	26	23,385
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	55	44,239
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	156,903
2.29%, 04/05/27 (Call 02/05/27)	70	63,985
2.57%, 02/15/30 (Call 11/15/29)	115	99,455
3.11%, 02/15/40 (Call 08/15/39)	65	49,316
3.36%, 02/15/50 (Call 08/15/49)	25	17,962
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	16,002
3.50%, 03/01/29 (Call 12/01/28)	110	105,171
4.20%, 03/01/49 (Call 09/01/48)	55	48,582
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	30	25,811
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	35	32,245
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	44,769
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	55	49,458
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	25	23,543
4.95%, 09/15/28 (Call 06/15/28)	45	43,809
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	50	44,266
2.25%, 01/30/31 (Call 10/30/30)	50	41,715
3.25%, 11/01/26 (Call 08/01/26)	60	56,869
4.38%, 11/01/46 (Call 05/01/46)	22	18,636
		4,083,980
Manufacturing — 0.4%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	107	90,825
3.50%, 12/01/24 (Call 10/01/24)	55	53,278
3.75%, 12/01/27 (Call 09/01/27)	49	46,777
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	108,990
3.92%, 09/15/47 (Call 03/15/47)	20	16,646
4.00%, 11/02/32	20	18,921
4.15%, 11/02/42	50	43,601
4.70%, 08/23/52 (Call 02/23/52)	50	47,140
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	25	24,465
Security	Par (000)	Value

Manufacturing (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(b)(c)	$30	$29,587
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(c)	25	20,782
5.00%, 09/15/26 (Call 07/15/26)	21	20,364
5.75%, 06/15/25 (Call 06/12/23)	20	19,835
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	160	151,418
3.90%, 09/01/42 (Call 03/01/42)	43	37,671
4.88%, 09/15/41 (Call 03/15/41)	47	46,651
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5	4,727
3.25%, 06/14/29 (Call 03/14/29)	56	51,349
3.30%, 11/21/24 (Call 08/21/24)	55	53,301
4.00%, 06/14/49 (Call 12/14/48)	53	43,634
4.10%, 03/01/47 (Call 09/01/46)	45	37,737
4.20%, 11/21/34 (Call 05/21/34)	50	46,210
4.45%, 11/21/44 (Call 05/21/44)	37	32,973
6.25%, 05/15/38	40	43,379
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	40	38,128
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	250	220,320
2.15%, 03/11/31(b)	250	211,552
3.30%, 09/15/46(b)	250	193,877
6.13%, 08/17/26(b)	350	366,075
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	80	72,846
2.25%, 04/01/28 (Call 02/01/28)	135	119,209
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	26	25,656
		2,337,924
Media — 1.1%
Belo Corp.
7.25%, 09/15/27	20	18,893
7.75%, 06/01/27	10	9,530
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	40	31,368
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	200	158,758
1.95%, 01/15/31 (Call 10/15/30)	205	168,463
2.45%, 08/15/52 (Call 02/15/52)	105	62,900
2.65%, 02/01/30 (Call 11/01/29)	215	189,645
2.65%, 08/15/62 (Call 02/15/62)	100	58,308
2.80%, 01/15/51 (Call 07/15/50)	180	117,760
2.89%, 11/01/51 (Call 05/01/51)	345	227,038
2.94%, 11/01/56 (Call 05/01/56)	390	249,491
2.99%, 11/01/63 (Call 05/01/63)	260	160,987
3.15%, 03/01/26 (Call 12/01/25)	35	33,790
3.15%, 02/15/28 (Call 11/15/27)	30	28,195
3.20%, 07/15/36 (Call 01/15/36)	5	4,137
3.25%, 11/01/39 (Call 05/01/39)	75	58,903
3.30%, 02/01/27 (Call 11/01/26)	110	105,219
3.30%, 04/01/27 (Call 02/01/27)	25	23,866
3.40%, 04/01/30 (Call 01/01/30)	205	189,481
3.40%, 07/15/46 (Call 01/15/46)	50	37,365
3.45%, 02/01/50 (Call 08/01/49)	110	82,112
3.55%, 05/01/28 (Call 02/01/28)	30	28,511
3.75%, 04/01/40 (Call 10/01/39)	100	83,531
3.90%, 03/01/38 (Call 09/01/37)	100	87,073
3.95%, 10/15/25 (Call 08/15/25)	205	201,527
3.97%, 11/01/47 (Call 05/01/47)	140	114,572
4.00%, 03/01/48 (Call 09/01/47)	120	99,144

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.00%, 11/01/49 (Call 05/01/49)	$115	$93,582
4.05%, 11/01/52 (Call 05/01/52)	45	36,724
4.15%, 10/15/28 (Call 07/15/28)	310	302,393
4.20%, 08/15/34 (Call 02/15/34)	30	28,168
4.25%, 10/15/30 (Call 07/15/30)	175	169,472
4.25%, 01/15/33	210	200,796
4.40%, 08/15/35 (Call 02/15/35)	30	28,338
4.60%, 10/15/38 (Call 04/15/38)	10	9,337
4.70%, 10/15/48 (Call 04/15/48)	100	92,281
4.95%, 10/15/58 (Call 04/15/58)	50	47,043
5.25%, 11/07/25	250	253,210
6.50%, 11/15/35	140	156,867
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	40	38,453
3.63%, 05/15/30 (Call 02/15/30)	99	85,992
3.95%, 06/15/25 (Call 03/15/25)	25	24,155
3.95%, 03/20/28 (Call 12/20/27)	100	92,669
4.00%, 09/15/55 (Call 03/15/55)	76	48,149
4.13%, 05/15/29 (Call 02/15/29)	50	45,477
4.65%, 05/15/50 (Call 11/15/49)	77	56,423
4.88%, 04/01/43	59	45,884
4.90%, 03/11/26 (Call 12/11/25)	55	54,272
5.00%, 09/20/37 (Call 03/20/37)	57	47,649
5.20%, 09/20/47 (Call 03/20/47)	102	80,755
5.30%, 05/15/49 (Call 11/15/48)	48	38,136
6.35%, 06/01/40	44	41,639
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	73	46,886
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	45	28,842
5.88%, 07/15/26 (Call 07/03/23)(b)	40	34,466
7.00%, 05/15/27 (Call 06/12/23)(b)(c)	40	33,029
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 07/31/45)	200	199,358
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 07/03/23)(b)	30	20,814
5.25%, 08/15/27 (Call 06/16/23)(b)	40	28,106
6.38%, 05/01/26 (Call 06/16/23)	45	34,168
8.38%, 05/01/27 (Call 06/16/23)	70	39,379
NBCUniversal Media LLC, 4.45%, 01/15/43	200	178,210
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	55	46,443
5.63%, 07/15/27 (Call 06/12/23)(b)	100	91,750
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	30	23,157
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	30	20,944
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/03/23)(b)	15	11,595
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	55	48,494
3.88%, 09/01/31 (Call 09/01/26)(b)	85	63,110
4.00%, 07/15/28 (Call 07/15/24)(b)	115	96,348
4.13%, 07/01/30 (Call 07/01/25)(b)	85	66,518
5.00%, 08/01/27 (Call 07/03/23)(b)	85	77,155
5.50%, 07/01/29 (Call 07/01/24)(b)	70	61,139
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	20	22,020
Sky Ltd., 3.75%, 09/16/24(b)	10	9,788
TEGNA Inc.
4.63%, 03/15/28 (Call 07/03/23)	55	48,086
4.75%, 03/15/26 (Call 07/03/23)(b)	31	29,582
5.00%, 09/15/29 (Call 09/15/24)	60	51,476
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	21	20,100
Security	Par (000)	Value

Media (continued)
5.50%, 08/15/35	$25	$25,023
5.65%, 11/23/43 (Call 05/23/43)	39	36,820
5.85%, 04/15/40	22	21,945
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	100	84,252
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	85	67,752
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	22,909
6.00%, 01/15/27 (Call 07/03/23)(b)	25	23,048
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	60	49,962
		6,511,105
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/23)(b)	25	23,678
6.38%, 06/15/30 (Call 07/15/25)(b)	25	24,642
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	22,475
4.50%, 12/15/28 (Call 09/15/28)	30	28,900
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	42	36,823
		136,518
Mining — 0.3%
Anglo American Capital PLC, 2.88%, 03/17/31
(Call 12/17/30)(e)	200	165,808
Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(e)	200	196,064
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	15	14,169
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	20	16,853
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/23)(b)	35	33,459
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	30	25,819
5.63%, 06/15/28 (Call 06/15/23)(b)	20	19,044
5.88%, 02/15/26 (Call 07/03/23)(b)	20	19,709
First Quantum Minerals Ltd., 6.88%, 03/01/26
(Call 03/01/24)(c)(e)	200	194,458
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	85	71,840
4.50%, 09/15/27 (Call 06/15/27)(b)	40	37,816
5.13%, 05/15/24 (Call 06/01/23)(b)	40	40,000
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	40	37,730
6.13%, 04/15/32 (Call 01/15/32)(b)	45	42,622
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	30	23,609
4.63%, 03/01/28 (Call 07/03/23)(b)	25	21,861
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	105	102,327
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	25	23,481
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	85	75,735
4.20%, 05/13/50 (Call 11/13/49)(b)	15	12,209
5.75%, 11/15/41(b)	27	26,661
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	50	41,469
2.60%, 07/15/32 (Call 04/15/32)	85	69,727
2.80%, 10/01/29 (Call 07/01/29)	50	43,582
4.88%, 03/15/42 (Call 09/15/41)	90	83,407
5.45%, 06/09/44 (Call 12/09/43)	42	41,588
5.88%, 04/01/35	42	43,490
6.25%, 10/01/39	23	24,187
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(b)	30	29,168
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(b)	25	22,532

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	$35	$27,831
		1,628,255
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	69	61,977
3.25%, 02/15/29 (Call 08/15/23)	50	42,733
3.28%, 12/01/28 (Call 10/01/28)	60	52,127
3.57%, 12/01/31 (Call 09/01/31)	10	8,349
4.13%, 05/01/25 (Call 07/03/23)	25	24,147
4.25%, 04/01/28 (Call 07/03/23)	80	73,891
5.50%, 12/01/24 (Call 06/01/24)	80	79,333
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(b)	25	19,224
7.25%, 03/15/29 (Call 03/15/24)(b)	20	14,346
Xerox Corp.
3.80%, 05/15/24	15	14,467
4.80%, 03/01/35	20	12,242
6.75%, 12/15/39	20	14,409
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	40	37,628
5.50%, 08/15/28 (Call 07/15/28)(b)	45	38,248
		493,121
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	27	23,255

Oil & Gas — 0.0%
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(e)	200	150,886
3.30%, 07/12/51 (Call 01/12/51)(e)	200	143,814
		294,700
Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,517
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	75	62,093
3.13%, 09/15/31 (Call 06/15/31)	40	32,953
4.88%, 03/15/26 (Call 12/15/25)	45	43,967
5.25%, 07/01/25	55	54,651
6.00%, 06/15/29 (Call 05/15/26)	55	55,073
6.88%, 03/15/28 (Call 11/15/24)	40	40,944
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	110	99,740
4.50%, 02/15/26 (Call 07/03/23)(b)(c)	20	19,367
5.63%, 07/15/27 (Call 07/03/23)(b)	30	29,635
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	50	48,536
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/24)(b)(c)	10	9,557
5.38%, 01/15/28 (Call 01/15/24)(b)	27	25,307
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	20	17,791
5.38%, 02/01/25(b)(c)	16	15,642
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	115	101,878
3.50%, 03/15/28(b)	25	22,794
3.50%, 03/01/29 (Call 09/01/28)(b)	25	22,178
3.75%, 02/01/30 (Call 08/01/29)(b)	30	26,359
4.13%, 08/15/24 (Call 05/15/24)	10	9,854
4.75%, 07/15/27 (Call 04/15/27)(b)	15	14,403
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	25	22,585
Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 07/03/23)(b)(c)	$35	$34,947
7.25%, 05/15/31(b)	3	3,053
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	120	104,466
4.00%, 12/01/27 (Call 09/01/27)(b)	25	22,938
5.00%, 04/15/29 (Call 04/15/25)(b)	25	23,332
5.13%, 12/01/24 (Call 09/01/24)(b)	25	24,901
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	25	24,884
6.88%, 07/15/33(b)	25	25,717
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/25)(b)	35	34,674
Sonoco Products Co.
1.80%, 02/01/25 (Call 07/03/23)	170	159,195
3.13%, 05/01/30 (Call 02/01/30)	80	69,738
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	25	22,164
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 07/03/23)(b)	50	47,442
8.50%, 08/15/27 (Call 06/12/23)(b)(c)	45	42,403
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	20	19,330
3.00%, 06/15/33 (Call 03/15/33)(c)	50	40,546
3.38%, 09/15/27 (Call 06/15/27)	10	9,271
3.75%, 03/15/25 (Call 01/15/25)	30	29,010
3.90%, 06/01/28 (Call 03/01/28)	20	18,915
4.00%, 03/15/28 (Call 12/15/27)	50	47,326
4.20%, 06/01/32 (Call 03/01/32)	20	18,167
4.65%, 03/15/26 (Call 01/15/26)	170	166,700
4.90%, 03/15/29 (Call 12/15/28)	35	34,139
		1,807,082
Pharmaceuticals — 0.4%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	35	30,792
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	20	15,409
5.13%, 03/01/30 (Call 03/01/25)(b)	35	27,226
6.13%, 08/01/28 (Call 08/01/23)(b)	25	21,025
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/04/23)(b)	50	26,410
9.25%, 04/01/26 (Call 07/03/23)(b)	50	41,125
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	100	60,448
5.00%, 01/30/28 (Call 06/16/23)(b)	25	11,123
5.00%, 02/15/29 (Call 02/15/24)(b)	25	11,111
5.25%, 01/30/30 (Call 01/30/25)(b)	50	21,751
5.25%, 02/15/31 (Call 02/15/26)(b)	50	21,251
5.50%, 11/01/25 (Call 07/04/23)(b)	100	89,063
6.13%, 02/01/27 (Call 02/01/24)(b)	50	32,512
6.25%, 02/15/29 (Call 02/15/24)(b)	50	22,367
9.00%, 12/15/25 (Call 07/04/23)(b)	50	43,520
11.00%, 09/30/28(b)	100	75,602
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(c)	40	38,350
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	50	32,071
2.50%, 09/15/60 (Call 03/15/60)	5	3,065
2.75%, 06/01/25 (Call 03/01/25)	120	115,888
3.38%, 03/15/29 (Call 12/15/28)	76	72,199
3.95%, 05/15/47 (Call 11/15/46)	70	61,664
3.95%, 03/15/49 (Call 09/15/48)	35	30,840
4.15%, 03/15/59 (Call 09/15/58)	50	43,705
4.88%, 02/27/53 (Call 08/27/52)	100	100,709

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.95%, 02/27/63 (Call 08/27/62)	$15	$14,903
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	175	168,835
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	35	24,150
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(b)	35	35,131
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	85	76,023
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	190	175,759
2.20%, 08/14/30 (Call 05/14/30)	155	134,608
2.75%, 08/14/50 (Call 02/14/50)	105	74,118
3.00%, 11/20/25 (Call 08/20/25)	25	24,156
4.00%, 11/20/45 (Call 05/20/45)	100	88,617
4.40%, 05/06/44	40	37,823
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	30	25,958
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	120	106,883
5.13%, 04/30/31 (Call 04/30/26)(b)	115	97,573
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)(c)	15	14,571
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	30	24,602
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	35	31,478
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	45	43,678
4.38%, 03/15/26 (Call 12/15/25)	40	38,041
4.40%, 06/15/30 (Call 03/15/30)	45	39,166
4.90%, 12/15/44 (Call 06/15/44)	15	11,002
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	23,513
3.00%, 05/15/50 (Call 11/15/49)	50	34,325
3.90%, 08/20/28 (Call 05/20/28)	30	28,975
3.95%, 09/12/47 (Call 03/12/47)	52	42,230
4.45%, 08/20/48 (Call 02/20/48)	50	43,806
4.50%, 11/13/25 (Call 08/13/25)	60	59,354
4.70%, 02/01/43 (Call 08/01/42)	79	72,322
		2,640,826
Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	35	30,815
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	40	35,616
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	35	30,832
		97,263
Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	16,171
4.88%, 03/01/26 (Call 12/01/25)	55	54,001
China Resources Land Ltd., 3.75%, (Call 12/09/24), (5-year CMT + 5.139%)(a)(e)(f)	200	192,116
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(e)	200	169,330
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/24)(b)(c)	40	35,704
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(e)	200	177,090
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	40	32,685
4.38%, 02/01/31 (Call 02/01/26)(b)	40	31,919
5.38%, 08/01/28 (Call 08/01/23)(b)	40	35,634
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(e)	200	185,490
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	40	31,523
Security	Par (000)	Value

Real Estate (continued)
4.75%, 02/01/30 (Call 09/01/24)	$30	$22,613
5.00%, 03/01/31 (Call 03/01/26)	35	26,129
MAF Sukuk Ltd., 3.93%, 02/28/30(e)	200	189,458
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	55	38,222
5.75%, 01/15/29 (Call 01/15/24)(b)	50	36,170
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(e)	200	61,968
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(e)	200	176,232
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(e)	200	189,850
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(e)	200	157,586
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(e)	200	189,138
		2,049,029
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	45	34,182
2.75%, 12/15/29 (Call 09/15/29)	15	12,792
2.95%, 03/15/34 (Call 12/15/33)	100	79,506
3.00%, 05/18/51 (Call 11/18/50)	82	49,257
3.38%, 08/15/31 (Call 05/15/31)	40	34,554
3.45%, 04/30/25 (Call 02/28/25)	150	144,520
3.55%, 03/15/52 (Call 09/15/51)	10	6,730
3.80%, 04/15/26 (Call 02/15/26)	90	86,587
3.95%, 01/15/27 (Call 10/15/26)	28	26,816
4.00%, 02/01/50 (Call 08/01/49)	35	25,678
4.30%, 01/15/26 (Call 10/15/25)	110	106,813
4.50%, 07/30/29 (Call 04/30/29)	50	47,577
4.70%, 07/01/30 (Call 04/01/30)	40	38,140
4.85%, 04/15/49 (Call 10/15/48)	15	12,379
4.90%, 12/15/30 (Call 09/15/30)	76	73,593
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,125
1.45%, 09/15/26 (Call 08/15/26)	35	30,990
1.50%, 01/31/28 (Call 11/30/27)	50	42,399
1.60%, 04/15/26 (Call 03/15/26)	30	27,098
1.88%, 10/15/30 (Call 07/15/30)	60	47,540
2.10%, 06/15/30 (Call 03/15/30)	54	43,889
2.30%, 09/15/31 (Call 06/15/31)	60	47,896
2.40%, 03/15/25 (Call 02/15/25)	90	85,365
2.70%, 04/15/31 (Call 01/15/31)	35	29,128
2.75%, 01/15/27 (Call 11/15/26)	44	40,428
2.90%, 01/15/30 (Call 10/15/29)	55	47,730
2.95%, 01/15/25 (Call 12/15/24)	40	38,420
2.95%, 01/15/51 (Call 07/15/50)	85	52,517
3.10%, 06/15/50 (Call 12/15/49)	35	22,374
3.13%, 01/15/27 (Call 10/15/26)	34	31,620
3.38%, 10/15/26 (Call 07/15/26)	84	79,149
3.55%, 07/15/27 (Call 04/15/27)	64	59,878
3.60%, 01/15/28 (Call 10/15/27)	54	50,365
3.70%, 10/15/49 (Call 04/15/49)	42	29,492
3.80%, 08/15/29 (Call 05/15/29)	86	79,292
3.95%, 03/15/29 (Call 12/15/28)	61	56,868
4.00%, 06/01/25 (Call 03/01/25)	39	37,948
4.40%, 02/15/26 (Call 11/15/25)	55	53,739
5.65%, 03/15/33 (Call 12/15/32)	80	81,321
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	70	56,413
2.45%, 01/15/31 (Call 10/17/30)	100	84,164
3.35%, 05/15/27 (Call 02/15/27)	50	47,074
3.90%, 10/15/46 (Call 04/15/46)	40	30,504

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 07/01/47 (Call 01/01/47)	$25	$20,254
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	50	34,944
2.55%, 04/01/32 (Call 01/01/32)	60	44,116
2.75%, 10/01/26 (Call 07/01/26)	115	101,078
2.90%, 03/15/30 (Call 12/15/29)	50	39,717
3.25%, 01/30/31 (Call 10/30/30)	100	80,027
3.40%, 06/21/29 (Call 03/21/29)	40	33,140
3.65%, 02/01/26 (Call 11/03/25)	186	171,951
4.50%, 12/01/28 (Call 09/01/28)	45	40,311
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	70	51,535
4.55%, 10/01/29 (Call 07/01/29)	30	20,417
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	80	67,674
2.50%, 08/16/31 (Call 05/16/31)	10	7,802
3.85%, 02/01/25 (Call 11/01/24)	40	38,439
3.90%, 03/15/27 (Call 12/15/26)	60	55,654
4.05%, 07/01/30 (Call 04/01/30)	50	45,132
4.13%, 06/15/26 (Call 03/15/26)	57	53,577
4.13%, 05/15/29 (Call 02/15/29)	25	22,632
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	40	31,976
5.75%, 05/15/26 (Call 06/12/23)(b)	55	48,677
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	21	18,181
3.15%, 07/01/29 (Call 04/01/29)	44	39,178
3.35%, 11/01/49 (Call 05/01/49)	25	17,920
4.10%, 10/15/28 (Call 07/15/28)	20	19,184
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	30	22,982
2.25%, 03/15/26 (Call 02/15/26)	93	82,583
2.75%, 04/15/31 (Call 01/15/31)	35	26,069
2.90%, 12/01/33 (Call 09/01/33)	20	13,803
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	132	91,044
3.25%, 01/15/51 (Call 07/15/50)	48	31,893
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	30	26,387
1.35%, 07/15/25 (Call 06/15/25)	65	59,786
2.10%, 04/01/31 (Call 01/01/31)	101	81,305
2.25%, 01/15/31 (Call 10/15/30)	67	54,832
2.50%, 07/15/31 (Call 04/15/31)	66	54,497
2.90%, 03/15/27 (Call 02/15/27)	5	4,618
3.10%, 11/15/29 (Call 08/15/29)	55	48,612
3.20%, 09/01/24 (Call 07/01/24)	50	48,534
3.30%, 07/01/30 (Call 04/01/30)	82	72,427
3.65%, 09/01/27 (Call 06/01/27)	84	79,101
3.70%, 06/15/26 (Call 03/15/26)	115	110,201
3.80%, 02/15/28 (Call 11/15/27)	55	51,751
4.00%, 03/01/27 (Call 12/01/26)	25	24,048
4.00%, 11/15/49 (Call 05/15/49)	28	21,120
4.15%, 07/01/50 (Call 01/01/50)	40	31,082
4.30%, 02/15/29 (Call 11/15/28)	52	49,628
4.45%, 02/15/26 (Call 11/15/25)	72	70,693
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	85	73,993
3.70%, 08/15/27 (Call 05/15/27)	230	210,160
4.45%, 07/15/28 (Call 04/15/28)	65	60,466
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	$35	$31,610
1.25%, 07/15/25 (Call 06/15/25)	89	81,370
1.55%, 03/15/28 (Call 01/15/28)	55	46,286
1.80%, 07/15/27 (Call 05/15/27)	60	52,018
2.00%, 05/15/28 (Call 03/15/28)	65	55,154
2.15%, 07/15/30 (Call 04/15/30)	109	88,233
2.50%, 05/15/31 (Call 02/15/31)	20	16,290
2.90%, 11/18/26 (Call 09/18/26)	79	72,854
2.95%, 09/15/51 (Call 03/15/51)	55	34,283
3.00%, 07/15/50 (Call 01/15/50)	50	31,722
3.20%, 11/18/29 (Call 08/18/29)	55	48,304
3.40%, 02/15/52 (Call 08/15/51)	15	10,308
3.90%, 04/15/32 (Call 01/15/32)	5	4,487
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	25	22,518
3.20%, 06/15/29 (Call 03/15/29)	50	44,001
3.25%, 07/15/27 (Call 04/15/27)	15	13,725
3.50%, 06/01/30 (Call 03/01/30)	50	43,721
4.50%, 12/01/44 (Call 06/01/44)	20	15,765
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	45	41,365
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	55	48,109
3.75%, 09/15/30(b)(c)	25	18,825
6.00%, 04/15/25 (Call 07/03/23)(b)(c)	25	24,264
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	35	30,516
2.88%, 01/15/31 (Call 10/15/30)	61	51,830
3.00%, 01/15/30 (Call 10/15/29)	50	43,615
3.25%, 07/15/26 (Call 05/15/26)	40	37,526
4.00%, 06/01/25 (Call 03/01/25)	25	24,354
6.75%, 02/01/41 (Call 08/01/40)	29	30,229
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	87	84,752
Series H, 3.38%, 12/15/29 (Call 09/15/29)	92	78,235
Series I, 3.50%, 09/15/30 (Call 06/15/30)	47	39,788
Series J, 2.90%, 12/15/31 (Call 09/15/31)	15	11,772
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	45	28,837
4.65%, 04/01/29 (Call 01/01/29)	30	21,424
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	55	46,852
4.88%, 09/15/27 (Call 06/12/23)(b)	57	53,352
4.88%, 09/15/29 (Call 09/15/24)(b)	55	49,165
5.00%, 07/15/28 (Call 07/15/23)(b)	30	27,507
5.25%, 03/15/28 (Call 06/12/23)(b)	45	42,129
5.25%, 07/15/30 (Call 07/15/25)(b)	75	67,128
5.63%, 07/15/32 (Call 07/15/26)(b)	40	35,650
7.00%, 02/15/29(b)	55	54,818
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	40	34,168
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	26,515
2.65%, 11/15/33 (Call 08/15/33)	20	13,239
3.05%, 02/15/30 (Call 11/15/29)	10	7,624
4.25%, 08/15/29 (Call 05/15/29)	50	42,431
4.38%, 10/01/25 (Call 07/01/25)	35	32,493
4.75%, 12/15/28 (Call 09/15/28)	30	26,354

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	$20	$17,014
2.70%, 10/01/30 (Call 07/01/30)	75	61,959
2.80%, 10/01/26 (Call 07/01/26)	19	17,435
3.80%, 04/01/27 (Call 01/01/27)	25	23,584
4.13%, 12/01/46 (Call 06/01/46)	30	22,085
4.25%, 04/01/45 (Call 10/01/44)	30	22,684
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	100	80,541
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	75	50,623
4.63%, 08/01/29 (Call 08/01/24)(c)	50	37,408
5.00%, 10/15/27 (Call 07/03/23)(c)	80	65,753
5.25%, 08/01/26 (Call 07/03/23)	25	22,094
NNN REIT Inc., 3.50%, 04/15/51 (Call 10/15/50)	70	46,515
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	50	37,022
3.38%, 02/01/31 (Call 11/01/30)	100	78,957
4.75%, 01/15/28 (Call 10/15/27)	50	45,750
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	40	34,588
5.88%, 10/01/28 (Call 10/01/23)(b)	40	36,569
7.50%, 06/01/25 (Call 07/03/23)(b)	35	35,037
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	20	15,610
3.95%, 01/15/28 (Call 10/15/27)	10	9,200
4.30%, 03/15/27 (Call 12/15/26)	20	18,954
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	15	11,058
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	27,218
1.63%, 03/15/31 (Call 12/15/30)	80	64,325
1.75%, 07/01/30 (Call 04/01/30)	44	35,384
2.13%, 04/15/27 (Call 02/15/27)	51	46,511
2.13%, 10/15/50 (Call 04/15/50)	42	23,471
2.25%, 04/15/30 (Call 01/15/30)	104	88,371
2.88%, 11/15/29 (Call 08/15/29)	24	21,263
3.00%, 04/15/50 (Call 10/15/49)	27	18,018
3.05%, 03/01/50 (Call 09/01/49)	27	18,477
3.25%, 06/30/26 (Call 03/30/26)	95	91,095
3.25%, 10/01/26 (Call 07/01/26)	40	38,320
3.38%, 12/15/27 (Call 09/15/27)	15	14,214
3.88%, 09/15/28 (Call 06/15/28)	50	47,877
4.00%, 09/15/28 (Call 06/15/28)	26	25,219
4.38%, 09/15/48 (Call 03/15/48)	35	29,660
4.75%, 06/15/33 (Call 03/15/33)	50	48,888
Public Storage, 2.30%, 05/01/31 (Call 02/01/31)	150	125,593
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	10	8,822
2.20%, 06/15/28 (Call 04/15/28)	45	39,367
3.00%, 01/15/27 (Call 10/15/26)	30	27,887
3.10%, 12/15/29 (Call 09/15/29)	100	89,148
3.25%, 01/15/31 (Call 10/15/30)	137	119,822
3.65%, 01/15/28 (Call 10/15/27)	40	37,678
3.88%, 04/15/25 (Call 02/15/25)	15	14,610
3.95%, 08/15/27 (Call 05/15/27)	40	38,313
4.13%, 10/15/26 (Call 07/15/26)	15	14,618
4.63%, 11/01/25 (Call 09/01/25)	20	19,784
4.65%, 03/15/47 (Call 09/15/46)	75	66,400
5.63%, 10/13/32 (Call 07/13/32)	50	50,972
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	$85	$80,595
3.70%, 06/15/30 (Call 03/15/30)	30	26,992
4.40%, 02/01/47 (Call 08/01/46)	25	20,069
4.65%, 03/15/49 (Call 09/15/48)	35	29,024
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	40	35,362
4.75%, 10/15/27 (Call 07/03/23)	40	37,329
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	85	71,818
3.88%, 02/15/27 (Call 06/12/23)	85	78,340
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	40	37,900
3.50%, 02/12/25 (Call 11/14/24)(b)	120	115,896
3.63%, 01/28/26 (Call 12/28/25)(b)	85	81,179
3.75%, 03/23/27 (Call 12/23/26)(b)	30	28,383
4.38%, 05/28/30 (Call 02/28/30)(b)	60	56,452
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(a)(b)	30	25,380
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	10	8,608
2.45%, 09/13/29 (Call 06/13/29)	285	243,265
2.65%, 07/15/30 (Call 04/15/30)	50	42,577
3.25%, 11/30/26 (Call 08/30/26)	20	18,858
3.25%, 09/13/49 (Call 03/13/49)	70	46,191
3.30%, 01/15/26 (Call 10/15/25)	415	397,653
3.38%, 12/01/27 (Call 09/01/27)	40	37,222
3.80%, 07/15/50 (Call 01/15/50)	100	73,544
6.75%, 02/01/40 (Call 11/01/39)	75	81,451
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	25	21,082
3.75%, 12/31/24 (Call 09/30/24)(b)	20	18,755
4.38%, 01/15/27 (Call 07/15/26)(b)	30	25,349
4.75%, 03/15/25 (Call 09/15/24)	30	28,236
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	50	34,377
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	40	24,526
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	35	27,941
6.50%, 02/15/29 (Call 02/15/24)(b)(c)	60	38,395
10.50%, 02/15/28 (Call 09/15/25)(b)	145	140,756
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	25	21,458
3.25%, 10/15/26 (Call 07/15/26)	35	32,324
3.85%, 04/01/27 (Call 01/01/27)	47	44,329
4.00%, 03/01/28 (Call 12/01/27)	27	25,204
4.13%, 01/15/26 (Call 10/15/25)	60	57,581
4.38%, 02/01/45 (Call 08/01/44)	50	39,389
4.40%, 01/15/29 (Call 10/15/28)	32	30,148
4.75%, 11/15/30 (Call 08/15/30)	12	11,399
4.88%, 04/15/49 (Call 10/15/48)	32	26,762
5.70%, 09/30/43 (Call 03/30/43)	25	23,434
VICI Properties LP
4.38%, 05/15/25	30	28,999
4.75%, 02/15/28 (Call 01/15/28)	140	133,246
4.95%, 02/15/30 (Call 12/15/29)	10	9,337
5.13%, 05/15/32 (Call 02/15/32)	115	107,287
5.63%, 05/15/52 (Call 11/15/51)	35	30,855
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 07/03/23)(b)	55	52,488

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/15/27 (Call 07/03/23)(b)	$120	$111,206
4.13%, 08/15/30 (Call 02/15/25)(b)	40	35,202
4.25%, 12/01/26 (Call 07/03/23)(b)	110	103,280
4.50%, 01/15/28 (Call 10/15/27)(b)	10	9,270
4.63%, 12/01/29 (Call 12/01/24)(b)	120	109,513
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	80	69,066
3.50%, 06/15/29 (Call 03/15/29)(b)	50	41,126
4.13%, 09/20/28 (Call 06/20/28)(b)	40	34,849
4.63%, 09/20/48 (Call 03/20/48)(b)	45	30,837
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	10	7,078
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	30	24,261
4.00%, 06/01/25 (Call 03/01/25)	180	174,533
6.50%, 03/15/41 (Call 09/15/40)	60	60,918
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	50	41,718
2.75%, 01/15/31 (Call 10/15/30)	50	41,172
2.80%, 06/01/31 (Call 03/01/31)	40	33,051
4.13%, 03/15/29 (Call 12/15/28)	50	46,534
4.25%, 04/15/28 (Call 01/15/28)	30	28,537
4.95%, 09/01/48 (Call 03/01/48)	30	26,550
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	90	67,360
2.40%, 02/01/31 (Call 11/01/30)	30	24,043
3.85%, 07/15/29 (Call 04/15/29)	10	9,071
4.00%, 02/01/25 (Call 11/01/24)	20	19,437
4.25%, 10/01/26 (Call 07/01/26)	65	62,844
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	30	25,692
6.38%, 08/15/25 (Call 06/12/23)(b)	30	29,333
		12,670,487
Retail — 1.2%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(b)(c)	20	20,314
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	87	75,005
3.50%, 03/15/32 (Call 12/15/31)	15	12,722
3.90%, 04/15/30 (Call 01/15/30)	67	60,033
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 06/12/23)	30	27,371
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	37	32,657
4.75%, 03/01/30 (Call 03/01/25)	25	21,975
5.00%, 02/15/32 (Call 11/15/26)(b)	40	34,335
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	75	57,022
3.50%, 11/15/24 (Call 09/15/24)	72	69,542
3.80%, 11/15/27 (Call 08/15/27)	45	41,414
4.50%, 10/01/25 (Call 07/01/25)	15	14,588
4.75%, 06/01/30 (Call 03/01/30)	50	46,591
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	20	18,649
4.75%, 08/01/32 (Call 05/01/32)	100	97,219
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)	20	17,330
4.50%, 11/15/26 (Call 11/15/23)(b)	15	14,218
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	104	83,664
4.45%, 10/01/28 (Call 07/01/28)	45	43,942
Security	Par (000)	Value

Retail (continued)
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	$15	$12,823
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	25	24,618
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 07/03/23)(b)	31	31,404
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	30	27,176
3.88%, 04/15/27 (Call 01/15/27)	40	38,726
4.13%, 05/01/28 (Call 02/01/28)	35	33,848
4.13%, 04/03/50 (Call 10/03/49)	70	54,956
4.15%, 11/01/25 (Call 08/01/25)	25	24,502
4.63%, 11/01/27 (Call 10/01/27)	40	39,724
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	15	12,374
3.38%, 12/01/51 (Call 06/01/51)	35	23,608
4.00%, 05/15/25 (Call 03/15/25)	25	24,420
4.20%, 05/15/28 (Call 02/15/28)	70	67,313
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(e)	200	177,398
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	30	22,797
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	40	28,262
3.88%, 10/01/31 (Call 10/01/26)(b)	45	31,090
Genuine Parts Co.
1.75%, 02/01/25 (Call 06/12/23)	15	14,071
1.88%, 11/01/30 (Call 08/01/30)	25	19,413
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	42	36,842
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	20	17,495
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	135	115,326
1.38%, 03/15/31 (Call 12/15/30)	95	75,183
1.50%, 09/15/28 (Call 07/15/28)	50	43,211
1.88%, 09/15/31 (Call 06/15/31)	20	16,327
2.38%, 03/15/51 (Call 09/15/50)	145	88,275
2.70%, 04/15/30 (Call 01/15/30)	124	110,826
2.75%, 09/15/51 (Call 03/15/51)	45	29,667
2.88%, 04/15/27 (Call 03/15/27)	30	28,467
2.95%, 06/15/29 (Call 03/15/29)	210	193,213
3.13%, 12/15/49 (Call 06/15/49)	97	69,291
3.25%, 04/15/32 (Call 01/15/32)	5	4,518
3.30%, 04/15/40 (Call 10/15/39)	135	108,227
3.35%, 09/15/25 (Call 06/15/25)	95	92,418
3.35%, 04/15/50 (Call 10/15/49)	117	87,377
3.50%, 09/15/56 (Call 03/15/56)	45	33,965
3.63%, 04/15/52 (Call 10/15/51)	20	15,563
3.90%, 12/06/28 (Call 09/06/28)	125	122,221
3.90%, 06/15/47 (Call 12/15/46)	110	92,063
4.20%, 04/01/43 (Call 10/01/42)	10	8,793
4.40%, 03/15/45 (Call 09/15/44)	82	73,600
4.50%, 12/06/48 (Call 06/06/48)	100	91,451
4.88%, 02/15/44 (Call 08/15/43)	100	96,127
5.40%, 09/15/40 (Call 03/15/40)	69	70,579
5.88%, 12/16/36	199	218,383
5.95%, 04/01/41 (Call 10/01/40)	50	54,613
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 07/03/23)(b)	40	38,640
Kohl’s Corp.
4.63%, 05/01/31 (Call 02/01/31)	26	16,921
5.55%, 07/17/45 (Call 01/17/45)	30	16,846
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	45	38,815
4.38%, 01/15/31 (Call 10/15/25)(b)	35	29,872
4.63%, 12/15/27 (Call 07/03/23)(b)	25	23,264

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	$5	$4,263
1.70%, 09/15/28 (Call 07/15/28)	125	107,262
1.70%, 10/15/30 (Call 07/15/30)	100	79,991
2.50%, 04/15/26 (Call 01/15/26)	55	51,797
2.63%, 04/01/31 (Call 01/01/31)	105	88,609
2.80%, 09/15/41 (Call 03/15/41)	10	6,861
3.00%, 10/15/50 (Call 04/15/50)	125	80,307
3.10%, 05/03/27 (Call 02/03/27)	140	131,877
3.13%, 09/15/24 (Call 06/15/24)	50	48,664
3.35%, 04/01/27 (Call 03/01/27)	25	23,837
3.38%, 09/15/25 (Call 06/15/25)	85	81,998
3.50%, 04/01/51 (Call 10/01/50)	80	55,166
3.65%, 04/05/29 (Call 01/05/29)	145	136,104
3.70%, 04/15/46 (Call 10/15/45)	55	41,427
3.75%, 04/01/32 (Call 01/01/32)	160	145,160
4.00%, 04/15/25 (Call 03/15/25)	215	210,977
4.05%, 05/03/47 (Call 11/03/46)	125	98,375
4.25%, 04/01/52 (Call 10/01/51)	65	51,917
4.38%, 09/15/45 (Call 03/15/45)	5	4,140
4.45%, 04/01/62 (Call 10/01/61)	105	82,477
4.50%, 04/15/30 (Call 01/15/30)	50	48,860
4.55%, 04/05/49 (Call 10/05/48)	10	8,312
4.65%, 04/15/42 (Call 10/15/41)	50	43,929
5.00%, 04/15/40 (Call 10/15/39)	30	27,615
5.13%, 04/15/50 (Call 10/15/49)	60	55,475
5.50%, 10/15/35	56	56,609
5.63%, 04/15/53 (Call 10/15/52)	40	38,997
5.80%, 09/15/62 (Call 03/15/62)	70	67,651
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	15	8,697
4.50%, 12/15/34 (Call 06/15/34)	20	13,820
5.13%, 01/15/42 (Call 07/15/41)	15	9,686
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	30	26,523
5.88%, 03/15/30 (Call 03/15/25)(b)(c)	30	26,002
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	25	21,252
6.38%, 03/15/37	10	7,507
6.70%, 07/15/34(b)	10	8,067
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	20	17,367
4.25%, 08/01/31 (Call 05/01/31)	25	19,012
4.38%, 04/01/30 (Call 01/01/30)	25	19,873
5.00%, 01/15/44 (Call 07/15/43)	55	35,081
6.95%, 03/15/28(c)	20	19,173
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/03/23)(b)(c)	30	20,374
8.00%, 11/15/26 (Call 07/03/23)(b)	45	23,710
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	120	106,627
4.60%, 04/15/25 (Call 03/15/25)	30	29,696
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	45	44,366
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	65	59,896
2.25%, 04/15/25 (Call 03/15/25)	125	119,422
2.35%, 02/15/30 (Call 11/15/29)	45	39,293
2.50%, 04/15/26	45	42,899
2.65%, 09/15/30 (Call 06/15/30)	105	92,196
2.95%, 01/15/52 (Call 07/15/51)	20	13,881
3.38%, 04/15/29 (Call 01/15/29)	50	47,525
Security	Par (000)	Value

Retail (continued)
3.63%, 04/15/46	$65	$52,467
3.90%, 11/15/47 (Call 05/15/47)	65	54,455
4.00%, 07/01/42	10	8,906
6.50%, 10/15/37	135	154,915
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	15	12,955
2.25%, 09/15/26 (Call 06/15/26)	105	97,763
4.50%, 04/15/50 (Call 10/15/49)	40	36,739
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	3,944
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	57	48,692
4.63%, 01/31/32 (Call 10/01/26)	55	50,029
4.75%, 01/15/30 (Call 10/15/29)(b)	45	42,339
5.35%, 11/01/43 (Call 05/01/43)	20	17,609
5.38%, 04/01/32 (Call 04/01/27)	55	52,123
6.88%, 11/15/37	20	21,268
		7,060,299
Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	88	79,711
3.96%, 07/18/30 (Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(a)(b)	20	17,991
4.00%, 09/14/26(b)	20	18,631
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)	205	190,837
		307,170
Semiconductors — 1.2%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(b)	25	21,975
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	25	21,726
2.10%, 10/01/31 (Call 07/01/31)	60	49,882
2.80%, 10/01/41 (Call 04/01/41)	100	74,101
2.95%, 04/01/25 (Call 03/01/25)	22	21,312
2.95%, 10/01/51 (Call 04/01/51)	110	76,769
3.50%, 12/05/26 (Call 09/05/26)	70	67,941
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	60	50,086
2.75%, 06/01/50 (Call 12/01/49)	60	41,788
3.30%, 04/01/27 (Call 01/01/27)	87	83,779
3.90%, 10/01/25 (Call 07/01/25)	149	146,469
4.35%, 04/01/47 (Call 10/01/46)	52	47,933
5.10%, 10/01/35 (Call 04/01/35)	40	40,942
5.85%, 06/15/41	39	42,251
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	20	18,600
3.88%, 01/15/27 (Call 10/15/26)	40	38,494
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	200	161,510
2.60%, 02/15/33 (Call 11/15/32)(b)	65	50,506
3.14%, 11/15/35 (Call 08/15/35)(b)	205	156,220
3.15%, 11/15/25 (Call 10/15/25)	30	28,613
3.19%, 11/15/36 (Call 08/15/36)(b)	195	146,010
3.42%, 04/15/33 (Call 01/15/33)(b)	220	182,571
3.46%, 09/15/26 (Call 07/15/26)	25	23,827
3.47%, 04/15/34 (Call 01/15/34)(b)	200	163,024
3.50%, 02/15/41 (Call 08/15/40)(b)	110	81,180
4.00%, 04/15/29 (Call 02/15/29)(b)	10	9,294
4.15%, 11/15/30 (Call 08/15/30)	200	183,958
4.15%, 04/15/32 (Call 01/15/32)(b)	70	62,973
4.30%, 11/15/32 (Call 08/15/32)	205	186,372

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.93%, 05/15/37 (Call 02/15/37)(b)	$100	$89,671
5.00%, 04/15/30 (Call 01/15/30)	15	14,744
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	30	28,041
5.95%, 06/15/30 (Call 06/15/25)(b)	50	48,169
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	30	25,820
4.38%, 04/15/28 (Call 06/12/23)(b)	20	18,382
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	15	14,592
4.65%, 11/01/24 (Call 08/01/24)	10	9,923
4.65%, 07/15/32 (Call 04/15/32)(c)	50	49,920
4.95%, 07/15/52 (Call 01/15/52)	100	96,533
5.25%, 07/15/62 (Call 01/15/62)	70	68,657
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	55	46,026
2.88%, 06/15/50 (Call 12/15/49)	50	34,379
3.13%, 06/15/60 (Call 12/15/59)	39	26,027
3.75%, 03/15/26 (Call 01/15/26)	128	125,217
3.80%, 03/15/25 (Call 12/15/24)	22	21,581
4.00%, 03/15/29 (Call 12/15/28)	83	80,695
4.88%, 03/15/49 (Call 09/15/48)	25	23,889
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	50	45,142
2.45%, 04/15/28 (Call 02/15/28)	17	14,824
2.95%, 04/15/31 (Call 01/15/31)	60	50,201
4.88%, 06/22/28 (Call 03/22/28)	50	48,907
Microchip Technology Inc.
0.98%, 09/01/24	60	56,536
4.25%, 09/01/25 (Call 07/03/23)	30	29,216
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	40	31,585
3.37%, 11/01/41 (Call 05/01/41)	40	27,222
3.48%, 11/01/51 (Call 05/01/51)	45	28,866
4.19%, 02/15/27 (Call 12/15/26)	102	98,309
4.66%, 02/15/30 (Call 11/15/29)	60	56,589
4.98%, 02/06/26 (Call 12/06/25)	80	79,241
5.33%, 02/06/29 (Call 11/06/28)	71	69,951
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	55	46,230
2.85%, 04/01/30 (Call 01/01/30)	141	128,496
3.20%, 09/16/26 (Call 06/16/26)	91	88,180
3.50%, 04/01/40 (Call 10/01/39)	69	58,463
3.50%, 04/01/50 (Call 10/01/49)	35	28,065
3.70%, 04/01/60 (Call 10/01/59)	42	33,197
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	40	39,980
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	132	107,675
2.65%, 02/15/32 (Call 11/15/31)	50	40,402
2.70%, 05/01/25 (Call 04/01/25)	72	68,380
3.13%, 02/15/42 (Call 08/15/41)	25	17,292
3.15%, 05/01/27 (Call 03/01/27)	87	80,733
3.25%, 05/11/41 (Call 11/11/40)	85	60,695
3.25%, 11/30/51 (Call 05/30/51)	50	32,407
3.40%, 05/01/30 (Call 02/01/30)	89	79,127
3.88%, 06/18/26 (Call 04/18/26)	20	19,217
4.30%, 06/18/29 (Call 03/18/29)	15	14,125
4.40%, 06/01/27 (Call 05/01/27)	10	9,744
5.00%, 01/15/33 (Call 10/15/32)	10	9,638
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	40	36,130
Security	Par (000)	Value

Semiconductors (continued)
Qorvo Inc.
1.75%, 12/15/24 (Call 06/12/23)(b)	$10	$9,345
3.38%, 04/01/31 (Call 04/01/26)(b)	55	44,432
4.38%, 10/15/29 (Call 10/15/24)	89	79,824
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	25	21,485
1.65%, 05/20/32 (Call 02/20/32)	205	160,523
2.15%, 05/20/30 (Call 02/20/30)	10	8,557
3.25%, 05/20/27 (Call 02/20/27)	215	206,402
3.25%, 05/20/50 (Call 11/20/49)	25	18,448
3.45%, 05/20/25 (Call 02/20/25)	30	29,231
4.30%, 05/20/47 (Call 11/20/46)	100	88,669
4.50%, 05/20/52 (Call 11/20/51)	75	66,725
4.65%, 05/20/35 (Call 11/20/34)	50	49,672
5.40%, 05/20/33 (Call 02/20/33)	50	52,304
6.00%, 05/20/53 (Call 11/20/52)	70	75,797
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	15	13,986
2.17%, 11/25/26 (Call 10/25/26)(b)	35	30,952
SK Hynix Inc., 1.50%, 01/19/26(e)	200	177,016
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	47	37,101
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	30	25,118
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	20	18,003
1.38%, 03/12/25 (Call 02/12/25)	137	129,332
1.75%, 05/04/30 (Call 02/04/30)	60	50,317
1.90%, 09/15/31 (Call 06/15/31)	60	49,439
2.25%, 09/04/29 (Call 06/04/29)	100	88,395
2.70%, 09/15/51 (Call 03/15/51)	50	33,843
2.90%, 11/03/27 (Call 08/03/27)	52	49,084
3.88%, 03/15/39 (Call 09/15/38)	60	53,142
4.15%, 05/15/48 (Call 11/15/47)	89	79,044
5.05%, 05/18/63	70	68,454
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	200	168,642
3.13%, 10/25/41 (Call 04/25/41)	200	158,238
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(e)	200	171,302
1.38%, 09/28/30 (Call 06/28/30)(e)	200	158,526
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	66	57,091
		7,265,576
Software — 1.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(b)	25	24,699
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	75	71,569
2.15%, 02/01/27 (Call 12/01/26)	105	97,042
2.30%, 02/01/30 (Call 11/01/29)	101	88,978
3.25%, 02/01/25 (Call 11/01/24)	127	124,099
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)	25	23,981
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	65	53,406
2.85%, 01/15/30 (Call 10/15/29)	50	44,199
3.50%, 06/15/27 (Call 03/15/27)	27	25,835
4.38%, 06/15/25 (Call 03/15/25)	32	31,627
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	55	49,419
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	55	45,027
2.90%, 12/01/29 (Call 09/01/29)	90	77,704
3.40%, 06/27/26 (Call 03/27/26)	40	38,086

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(b)	$40	$37,561
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(b)	40	39,144
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	50	44,128
4.88%, 07/01/29 (Call 06/30/24)(b)(c)	50	42,941
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	20	18,204
6.50%, 10/15/28 (Call 10/15/26)(b)	30	26,158
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	35	30,275
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	80	65,059
2.95%, 02/15/51 (Call 08/15/50)	50	33,473
4.80%, 03/01/26 (Call 12/01/25)	37	36,917
Fair Isaac Corp.
4.00%, 06/15/28 (Call 06/16/23)(b)	50	46,011
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,607
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	95	85,189
1.65%, 03/01/28 (Call 01/01/28)	25	21,401
2.25%, 03/01/31 (Call 12/01/30)	65	52,076
3.10%, 03/01/41 (Call 09/01/40)	81	55,556
4.50%, 08/15/46 (Call 02/15/46)	50	40,046
5.10%, 07/15/32 (Call 04/15/32)(c)	50	48,774
5.63%, 07/15/52 (Call 01/15/52)	25	23,493
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	115	103,881
2.65%, 06/01/30 (Call 03/01/30)	69	59,226
3.20%, 07/01/26 (Call 05/01/26)	179	169,028
3.50%, 07/01/29 (Call 04/01/29)	135	123,730
3.85%, 06/01/25 (Call 03/01/25)	77	75,087
4.20%, 10/01/28 (Call 07/01/28)	35	33,778
4.40%, 07/01/49 (Call 01/01/49)	137	112,963
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	37	33,963
1.35%, 07/15/27 (Call 05/15/27)	27	23,665
1.65%, 07/15/30 (Call 04/15/30)	92	74,516
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	490	464,731
2.53%, 06/01/50 (Call 12/01/49)	405	278,867
2.68%, 06/01/60 (Call 12/01/59)	270	180,352
2.70%, 02/12/25 (Call 11/12/24)	65	63,063
2.92%, 03/17/52 (Call 09/17/51)	305	225,657
3.04%, 03/17/62 (Call 09/17/61)	155	112,497
3.13%, 11/03/25 (Call 08/03/25)	365	354,959
3.30%, 02/06/27 (Call 11/06/26)	315	308,004
3.45%, 08/08/36 (Call 02/08/36)	155	141,668
3.50%, 02/12/35 (Call 08/12/34)	161	151,937
3.50%, 11/15/42	45	38,841
3.70%, 08/08/46 (Call 02/08/46)	55	47,975
3.95%, 08/08/56 (Call 02/08/56)	50	44,538
4.10%, 02/06/37 (Call 08/06/36)	20	19,548
4.20%, 11/03/35 (Call 05/03/35)	45	44,780
4.50%, 10/01/40	5	5,055
4.50%, 02/06/57 (Call 08/06/56)	5	4,972
4.75%, 11/03/55 (Call 05/03/55)	0	251
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	30	26,102
Open Text Corp.
3.88%, 02/15/28 (Call 07/04/23)(b)	50	43,913
3.88%, 12/01/29 (Call 12/01/24)(b)	45	37,591
Security	Par (000)	Value

Software (continued)
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	$50	$42,373
4.13%, 12/01/31 (Call 12/01/26)(b)	42	34,501
PTC Inc.
3.63%, 02/15/25 (Call 07/03/23)(b)	27	25,951
4.00%, 02/15/28 (Call 07/03/23)(b)	35	32,597
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)(c)	30	12,002
5.38%, 12/01/28 (Call 12/01/23)(b)	30	7,693
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	85	77,456
1.40%, 09/15/27 (Call 07/15/27)	55	47,592
1.75%, 02/15/31 (Call 11/15/30)	86	68,060
2.00%, 06/30/30 (Call 03/30/30)	65	53,290
2.35%, 09/15/24 (Call 08/15/24)	97	93,194
2.95%, 09/15/29 (Call 06/15/29)	55	49,011
3.80%, 12/15/26 (Call 09/15/26)	79	75,955
3.85%, 12/15/25 (Call 09/15/25)	37	35,825
4.20%, 09/15/28 (Call 06/15/28)	15	14,495
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	50	43,686
1.95%, 07/15/31 (Call 04/15/31)	50	41,452
2.70%, 07/15/41 (Call 01/15/41)	42	30,304
2.90%, 07/15/51 (Call 01/15/51)	100	68,623
3.05%, 07/15/61 (Call 01/15/61)	105	69,163
3.70%, 04/11/28 (Call 01/11/28)	105	102,393
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	125	99,462
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	30	25,924
3.88%, 03/15/31 (Call 03/15/26)(c)	25	21,113
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	40	35,410
2.20%, 08/15/31 (Call 05/15/31)	125	97,836
3.90%, 08/21/27 (Call 05/21/27)	107	101,899
4.50%, 05/15/25 (Call 04/15/25)	108	106,571
4.65%, 05/15/27 (Call 03/15/27)	82	80,438
4.70%, 05/15/30 (Call 02/15/30)	67	63,690
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	30	28,653
3.70%, 04/01/29 (Call 02/01/29)	5	4,652
3.80%, 04/01/32 (Call 01/01/32)	60	54,075
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)(c)	35	30,330
		6,752,491
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(e)	200	116,630

Telecommunications — 1.7%
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	30	22,386
4.30%, 07/29/49 (Call 01/29/49)	72	59,469
4.46%, 04/01/48 (Call 10/01/47)	64	54,591
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	40	30,051
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	50	34,086
Bharti Airtel Ltd., 4.38%, 06/10/25(e)	200	195,666
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	30	25,898
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	100	94,572
2.95%, 02/28/26	92	88,660
3.50%, 06/15/25	37	36,170

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 01/15/40	$105	$110,640
5.90%, 02/15/39	139	152,502
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	70	55,102
6.00%, 03/01/26 (Call 07/03/23)(b)	85	79,893
7.13%, 07/01/28 (Call 07/03/23)(b)(c)	40	27,295
8.25%, 03/01/27 (Call 07/03/23)(b)	55	42,838
CommScope Technologies LLC
5.00%, 03/15/27 (Call 06/12/23)(b)	40	26,898
6.00%, 06/15/25 (Call 06/12/23)(b)	74	69,651
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	25	17,688
6.50%, 10/01/28 (Call 10/01/23)(b)	40	29,933
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	67	48,781
4.38%, 11/15/57 (Call 05/15/57)	32	25,595
4.70%, 03/15/37	14	13,097
4.75%, 03/15/42	30	27,584
5.35%, 11/15/48 (Call 05/15/48)	31	29,749
5.45%, 11/15/79 (Call 05/19/79)	55	48,635
5.75%, 08/15/40	11	11,132
5.85%, 11/15/68 (Call 05/15/68)	25	23,666
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(e)	200	195,968
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	200	179,432
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	170	156,776
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	47	41,929
2.00%, 12/10/30 (Call 09/10/30)	22	17,215
3.75%, 08/15/29 (Call 05/15/29)	45	41,084
5.95%, 03/15/41	25	24,293
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	40	31,621
3.63%, 01/15/29 (Call 01/15/24)(b)	50	27,012
3.75%, 07/15/29 (Call 01/15/24)(b)	50	26,067
3.88%, 11/15/29 (Call 08/15/29)(b)(c)	40	29,321
4.25%, 07/01/28 (Call 07/03/23)(b)	70	39,337
4.63%, 09/15/27 (Call 07/03/23)(b)	55	34,317
10.50%, 05/15/30 (Call 05/15/26)(b)(c)	87	82,629
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 07/03/23)(b)	70	45,812
4.50%, 01/15/29 (Call 01/15/24)(b)(c)	25	9,960
Series G, 6.88%, 01/15/28.	12	5,210
Series P, 7.60%, 09/15/39	30	10,672
Series U, 7.65%, 03/15/42.	25	8,949
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(e)	200	196,662
Nokia OYJ
4.38%, 06/12/27	25	23,750
6.63%, 05/15/39	30	29,060
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	15	13,522
2.07%, 04/03/31 (Call 01/03/31)(b)	220	182,292
Ooredoo International Finance Ltd., 2.63%, 04/08/31(e)	200	174,574
Qwest Corp., 7.25%, 09/15/25.	15	12,545
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	74	68,191
3.63%, 12/15/25 (Call 09/15/25)	142	135,354
3.80%, 03/15/32 (Call 12/15/31)(b)	185	163,394
4.30%, 02/15/48 (Call 08/15/47)	90	69,521
Security	Par (000)	Value

Telecommunications (continued)
4.35%, 05/01/49 (Call 11/01/48)	$66	$51,498
4.50%, 03/15/42 (Call 09/15/41)(b)	50	41,482
4.50%, 03/15/43 (Call 09/15/42)	60	49,385
5.00%, 03/15/44 (Call 09/15/43)	60	53,465
5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)	40	36,478
5.45%, 10/01/43 (Call 04/01/43)	80	73,525
7.50%, 08/15/38	62	68,988
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	38	28,385
Telecom Italia Capital SA
6.00%, 09/30/34	60	50,582
6.38%, 11/15/33	55	47,962
7.20%, 07/18/36	60	53,393
7.72%, 06/04/38	55	50,340
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	90	87,781
Telefonica Emisiones SA
4.67%, 03/06/38	60	50,596
4.90%, 03/06/48	95	76,363
5.21%, 03/08/47	215	180,675
5.52%, 03/01/49 (Call 09/01/48)	15	13,056
7.05%, 06/20/36	125	136,251
Telefonica Europe BV, 8.25%, 09/15/30	76	88,925
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	15	14,510
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	42	39,332
3.40%, 05/13/32 (Call 02/13/32)	55	47,846
3.70%, 09/15/27 (Call 06/15/27)	75	71,806
4.30%, 06/15/49 (Call 12/15/48)	54	43,638
4.60%, 11/16/48 (Call 05/16/48)	65	55,388
U.S. Cellular Corp., 6.70%, 12/15/33(c)	30	24,680
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	71	64,469
1.45%, 03/20/26 (Call 02/20/26)	15	13,726
1.50%, 09/18/30 (Call 06/18/30)	67	53,149
1.68%, 10/30/30 (Call 07/30/30)	50	39,707
1.75%, 01/20/31 (Call 10/20/30)	123	97,150
2.10%, 03/22/28 (Call 01/22/28)	209	184,443
2.36%, 03/15/32 (Call 12/15/31)	256	206,495
2.55%, 03/21/31 (Call 12/21/30)	232	194,226
2.63%, 08/15/26	150	140,706
2.65%, 11/20/40 (Call 05/20/40)	218	149,507
2.85%, 09/03/41 (Call 03/03/41)	50	35,100
2.88%, 11/20/50 (Call 05/20/50)	168	107,071
2.99%, 10/30/56 (Call 04/30/56)	255	157,707
3.00%, 03/22/27 (Call 01/22/27)	197	185,637
3.00%, 11/20/60 (Call 05/20/60)	107	65,411
3.15%, 03/22/30 (Call 12/22/29)	44	39,312
3.38%, 02/15/25	40	38,964
3.40%, 03/22/41 (Call 09/22/40)	167	127,341
3.50%, 11/01/24 (Call 08/01/24)	80	78,084
3.55%, 03/22/51 (Call 09/22/50)	169	122,789
3.70%, 03/22/61 (Call 09/22/60)	190	135,402
3.85%, 11/01/42 (Call 05/01/42)	67	53,699
3.88%, 02/08/29 (Call 11/08/28)	94	88,869
3.88%, 03/01/52 (Call 09/01/51)	75	57,726
4.00%, 03/22/50 (Call 09/22/49)	69	54,766
4.02%, 12/03/29 (Call 09/03/29)	238	224,158
4.13%, 03/16/27	254	249,078
4.13%, 08/15/46	85	69,659
4.27%, 01/15/36	105	94,670

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.33%, 09/21/28	$221	$214,823
4.40%, 11/01/34 (Call 05/01/34)	122	113,095
4.50%, 08/10/33	146	137,879
4.52%, 09/15/48	80	69,147
4.67%, 03/15/55	15	13,018
4.75%, 11/01/41	47	43,212
4.81%, 03/15/39	79	73,308
4.86%, 08/21/46	149	135,967
5.01%, 04/15/49	50	46,770
5.25%, 03/16/37	50	49,491
5.50%, 03/16/47	27	26,854
5.85%, 09/15/35	22	22,813
6.40%, 09/15/33	7	7,495
6.55%, 09/15/43	42	46,295
7.75%, 12/01/30	25	29,023
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(a)	30	26,314
4.13%, 05/30/25	142	139,461
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(a)	55	43,853
4.25%, 09/17/50	99	77,891
4.38%, 02/19/43	109	89,723
4.88%, 06/19/49	136	117,085
5.00%, 05/30/38(c)	10	9,519
5.13%, 06/19/59	53	46,118
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(a)	55	40,972
5.63%, 02/10/53 (Call 08/10/52)	75	71,601
6.15%, 02/27/37	45	46,934
6.25%, 11/30/32	47	50,144
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(a)	115	116,504
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	80	65,302
		10,194,659
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	15	14,118
3.55%, 11/19/26 (Call 09/19/26)	55	51,672
3.90%, 11/19/29 (Call 08/19/29)	95	86,679
5.10%, 05/15/44 (Call 11/15/43)	28	24,332
6.35%, 03/15/40	26	26,196
		202,997
Transportation — 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	27	26,236
4.50%, 06/20/29 (Call 03/20/29)(b)	50	49,096
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	50	47,992
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	55	53,439
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	45	43,301
2.85%, 03/01/27 (Call 02/01/27)	40	36,747
2.90%, 12/01/26 (Call 10/01/26)	50	46,038
3.35%, 09/01/25 (Call 08/01/25)	55	52,575
4.63%, 06/01/25 (Call 05/01/25)	57	56,078
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(e)	200	172,244
		583,746
Security	Par (000)	Value

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.300%)(a)(b)	$30	$28,733
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	50	38,548
3.10%, 06/01/51 (Call 12/01/50)	45	27,783
3.25%, 03/30/25 (Call 12/30/24)	15	14,357
3.25%, 09/15/26 (Call 06/15/26)	35	32,538
3.50%, 03/15/28 (Call 12/15/27)	30	27,614
3.85%, 03/30/27 (Call 12/30/26)	25	23,752
4.00%, 06/30/30 (Call 03/30/30)	50	45,831
4.55%, 11/07/28 (Call 08/07/28)	20	19,356
4.70%, 04/01/29 (Call 01/01/29)	25	24,241
5.20%, 03/15/44 (Call 09/15/43)	25	21,779
		304,532
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	55	48,374
2.95%, 09/01/27 (Call 06/01/27)	5	4,656
3.40%, 03/01/25 (Call 12/01/24)	35	34,046
3.45%, 06/01/29 (Call 03/01/29)	52	48,213
3.45%, 05/01/50 (Call 11/01/49)	34	25,044
3.75%, 09/01/28 (Call 06/01/28)	45	42,956
3.75%, 09/01/47 (Call 03/01/47)	61	47,612
4.00%, 12/01/46 (Call 06/01/46)	20	15,974
4.15%, 06/01/49 (Call 12/01/48)	32	26,534
4.20%, 09/01/48 (Call 03/01/48)	60	49,522
4.30%, 12/01/42 (Call 06/01/42)	52	45,582
4.30%, 09/01/45 (Call 03/01/45)	15	12,838
4.45%, 06/01/32 (Call 03/01/32)	45	43,716
6.59%, 10/15/37	60	67,475
		512,542

Total Corporate Bonds & Notes — 31.5%
(Cost: $210,533,375)		185,988,497

Foreign Government Obligations(h)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(i)	345	71,173
1.00%, 07/09/29	60	12,970
1.50%, 07/09/35(i)	470	99,040
3.50%, 07/09/41(i)	50	11,579
3.88%, 01/09/38(i)	190	47,738
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 07/03/23)(i)	420	110,578
1.00%, 07/09/29 (Call 07/03/23)(c)	100	25,564
1.50%, 07/09/35 (Call 07/03/23)(i)	520	121,186
1.50%, 07/09/46 (Call 07/03/23)(c)(i)	55	12,975
3.50%, 07/09/41 (Call 07/03/23)(i)	275	70,859
3.88%, 01/09/38 (Call 07/03/23)(i)	285	82,117
		665,779
Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(e)	110	92,670

Brazil — 0.2%
Brazilian Government International Bond
5.63%, 01/07/41(c)	300	261,339
7.13%, 01/20/37	200	211,474
8.25%, 01/20/34	110	126,053

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.75%, 02/04/25	$100	$105,902
10.13%, 05/15/27(c)	200	234,548
		939,316
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	130	117,902
1.63%, 01/22/25	470	448,074
2.88%, 04/28/25	325	315,432
CDP Financial Inc.
0.88%, 06/10/25(b)	50	46,311
1.00%, 05/26/26(b)	50	45,250
Export Development Canada, 3.88%, 02/14/28.	400	398,724
Ontario Teachers’ Finance Trust, 2.00%, 04/16/31(b)	250	211,067
Province of Alberta Canada
1.00%, 05/20/25	140	130,379
1.30%, 07/22/30	100	82,524
1.88%, 11/13/24	52	49,793
2.05%, 08/17/26(b)	100	93,330
3.30%, 03/15/28	125	120,471
Province of British Columbia Canada
0.90%, 07/20/26	155	139,965
1.30%, 01/29/31	70	57,683
2.25%, 06/02/26	30	28,311
7.25%, 09/01/36	20	25,986
Series 10, 1.75%, 09/27/24	20	19,194
Province of Manitoba Canada, 2.13%, 06/22/26	200	187,624
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,466
Province of Ontario Canada
0.63%, 01/21/26	106	96,223
1.05%, 04/14/26	10	9,126
1.05%, 05/21/27	170	150,646
1.13%, 10/07/30	85	69,120
1.60%, 02/25/31	70	58,402
1.80%, 10/14/31	100	84,045
2.00%, 10/02/29	25	22,134
2.30%, 06/15/26	60	56,551
2.50%, 04/27/26	200	190,062
Province of Quebec Canada
0.60%, 07/23/25	130	119,893
2.50%, 04/20/26	170	161,901
2.75%, 04/12/27	53	50,297
Series PD, 7.50%, 09/15/29	110	129,878
Series QO, 2.88%, 10/16/24	190	184,809
Series QX, 1.50%, 02/11/25	202	191,393
		4,111,966
Chile — 0.1%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	149,692
3.24%, 02/06/28 (Call 11/06/27)	200	189,810
3.50%, 01/25/50 (Call 07/25/49)	200	148,250
3.63%, 10/30/42	200	159,320
3.86%, 06/21/47	200	160,732
		807,804
Colombia — 0.1%
Colombia Government International Bond
4.13%, 02/22/42 (Call 08/22/41)	200	123,682
4.50%, 03/15/29 (Call 12/15/28)	200	173,916
6.13%, 01/18/41	200	156,630
Security	Par (000)	Value

Colombia (continued)
7.38%, 09/18/37	$300	$278,628
		732,856
Costa Rica — 0.0%
Costa Rica Government International Bond, 6.13%, 02/19/31(c)(e)	200	200,010

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26.	95	100,595

France — 0.2%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)(c)	310	282,912
1.38%, 01/20/31(b)	305	252,723
2.13%, 01/26/32(b)	205	177,409
3.00%, 05/17/25(b)	300	290,694
		1,003,738
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(e)	100	91,061

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	200	183,260
2.63%, 02/04/51 (Call 08/04/50)(b)	200	139,282
Hong Kong Government International Bond
1.38%, 02/02/31(b)	200	165,882
5.25%, 01/11/53(b)	200	223,750
		712,174
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(e)	200	152,294
6.25%, 09/22/32(e)	200	203,392
7.63%, 03/29/41	126	139,982
		495,668
Indonesia — 0.4%
Indonesia Government International Bond
2.85%, 02/14/30	200	180,266
3.05%, 03/12/51	200	145,204
3.20%, 09/23/61 (Call 03/23/61)	200	133,296
3.55%, 03/31/32 (Call 12/31/31)	200	183,676
4.35%, 01/11/48	200	176,934
4.55%, 01/11/28 (Call 12/11/27)	200	199,774
4.65%, 09/20/32 (Call 06/20/32)	200	198,580
4.85%, 01/11/33 (Call 10/11/32)	200	202,564
5.25%, 01/17/42(e)	200	200,266
6.75%, 01/15/44(e)	200	234,464
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(e)	200	172,706
4.15%, 03/29/27(c)(e)	200	197,518
4.40%, 06/06/27(e)	200	198,976
		2,424,224
Israel — 0.1%
Israel Government International Bond, 2.88%, 03/16/26	200	189,700
State of Israel
3.38%, 01/15/50	400	295,436
3.80%, 05/13/60(e)	200	149,986
		635,122
Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	200	191,252

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy (continued)
2.88%, 10/17/29	$200	$174,966
5.38%, 06/15/33	170	169,306
		535,524
Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 02/18/25(b)	200	189,528
1.88%, 10/02/24(e)	200	191,698
Japan Bank for International Cooperation
0.63%, 07/15/25	200	183,872
1.25%, 01/21/31	105	84,413
1.63%, 01/20/27	200	181,246
1.88%, 04/15/31	200	167,974
2.13%, 02/16/29	100	88,757
2.25%, 11/04/26	15	13,947
2.50%, 05/28/25	35	33,436
2.75%, 11/16/27	15	14,047
2.88%, 04/14/25	200	192,860
2.88%, 06/01/27	55	51,909
3.25%, 07/20/28	20	18,999
Japan International Cooperation Agency
1.00%, 07/22/30(c)	20	15,971
2.13%, 10/20/26	46	42,580
		1,471,237
Kazakhstan — 0.1%
Kazakhstan Government International Bond
4.88%, 10/14/44(e)	200	179,346
5.13%, 07/21/25(e)	200	205,706
		385,052
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(e)	200	190,180

Netherlands — 0.0%
Nederlandse Waterschapsbank NV, 1.00%, 05/28/30(b)	45	36,867

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)(c)	255	238,410
1.13%, 06/14/30(b)	200	164,814
		403,224
Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	176,036
3.75%, 04/17/26	100	96,138
4.50%, 05/15/47	400	314,052
4.50%, 04/16/50 (Call 10/16/49)	200	152,300
6.70%, 01/26/36	150	160,142
8.88%, 09/30/27	35	40,614
9.38%, 04/01/29	100	121,793
		1,061,075
Paraguay — 0.0%
Paraguay Government International Bond, 3.85%, 06/28/33 (Call 03/28/33)(e)	200	171,704

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	75,890
2.39%, 01/23/26 (Call 12/23/25)	100	93,959
2.78%, 01/23/31 (Call 10/23/30)	145	123,526
2.78%, 12/01/60 (Call 06/01/60)	50	29,114
3.00%, 01/15/34 (Call 10/15/33)	100	81,759
Security	Par (000)	Value

Peru (continued)
3.30%, 03/11/41 (Call 09/11/40)	$60	$44,885
3.55%, 03/10/51 (Call 09/10/50)(c)	75	54,296
3.60%, 01/15/72 (Call 07/15/71)	25	16,403
5.63%, 11/18/50	80	80,172
6.55%, 03/14/37	50	54,735
8.75%, 11/21/33	100	126,016
		780,755
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	90	87,388
4.88%, 10/04/33 (Call 07/04/33)	90	89,811
5.50%, 11/16/27 (Call 08/16/27)	50	51,844
5.50%, 04/04/53 (Call 10/04/52)	90	90,809
5.75%, 11/16/32 (Call 08/16/32)	50	53,075
		372,927
Qatar — 0.3%
Qatar Government International Bond
3.40%, 04/16/25(e)	200	195,488
3.75%, 04/16/30(e)	200	194,414
4.00%, 03/14/29(e)	200	197,472
4.40%, 04/16/50(e)	200	181,240
4.50%, 04/23/28(e)	200	201,940
4.63%, 06/02/46(e)	200	189,950
4.82%, 03/14/49(e)	200	190,620
5.10%, 04/23/48(e)	200	198,324
		1,549,448
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(e)	50	45,543
3.00%, 02/14/31(e)	100	82,554
3.63%, 03/27/32(e)	66	55,687
4.00%, 02/14/51(e)	120	82,117
5.13%, 06/15/48(e)	50	41,040
5.25%, 11/25/27(e)	50	49,079
6.00%, 05/25/34(e)	50	49,142
6.13%, 01/22/44(e)	50	46,673
7.13%, 01/17/33(e)	40	42,152
		493,987
South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	189,174
5.65%, 09/27/47	200	136,116
6.25%, 03/08/41	225	175,750
		501,040
South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(e)	200	185,782
Korea International Bond, 1.75%, 10/15/31	200	168,602
		354,384
Supranational — 2.2%
African Development Bank
0.88%, 03/23/26	215	196,117
0.88%, 07/22/26	225	203,256
Asian Development Bank
0.38%, 09/03/25	195	178,694
0.50%, 02/04/26	280	254,114
0.63%, 10/08/24	140	132,327
0.63%, 04/29/25	321	298,016
0.75%, 10/08/30	160	128,576
1.00%, 04/14/26	239	218,814

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.25%, 06/09/28	$25	$21,983
1.50%, 10/18/24	291	278,114
1.50%, 01/20/27	35	31,988
1.50%, 03/04/31	30	25,380
1.75%, 08/14/26	10	9,308
1.75%, 09/19/29	185	163,140
1.88%, 01/24/30	55	48,616
2.00%, 01/22/25	120	114,983
2.00%, 04/24/26	114	107,365
2.13%, 03/19/25	79	75,630
2.38%, 08/10/27	115	108,061
2.50%, 11/02/27	40	37,655
2.63%, 01/12/27	15	14,281
2.75%, 01/19/28	30	28,520
2.88%, 05/06/25	15	14,541
3.13%, 09/26/28	10	9,625
5.82%, 06/16/28	105	113,295
6.22%, 08/15/27	130	139,754
6.38%, 10/01/28	35	38,733
Council of Europe Development Bank
0.88%, 09/22/26	195	175,496
1.38%, 02/27/25	105	99,294
European Bank for Reconstruction & Development
0.50%, 05/19/25	184	170,119
0.50%, 11/25/25	60	54,760
1.50%, 02/13/25	205	194,580
1.63%, 09/27/24	125	119,865
European Investment Bank
0.00%, 11/06/26(g)	10	8,670
0.38%, 12/15/25	155	140,962
0.38%, 03/26/26	255	229,860
0.63%, 07/25/25	105	97,242
0.63%, 10/21/27	30	26,051
0.75%, 10/26/26	250	224,045
0.75%, 09/23/30	50	40,486
0.88%, 05/17/30	74	60,989
1.25%, 02/14/31	60	50,170
1.38%, 03/15/27	75	68,115
1.63%, 03/14/25	267	253,637
1.63%, 10/09/29	45	39,593
1.63%, 05/13/31	5	4,295
1.88%, 02/10/25	571	545,688
2.13%, 04/13/26	135	127,783
2.38%, 05/24/27	235	221,170
2.50%, 10/15/24	174	168,780
4.88%, 02/15/36	100	109,141
European Stability Mechanism, 0.38%, 09/10/25(b)	215	196,785
Inter-American Development Bank
0.50%, 09/23/24	95	89,781
0.63%, 07/15/25	85	78,718
0.63%, 09/16/27(c)	70	60,922
0.88%, 04/03/25	115	107,546
0.88%, 04/20/26	310	282,456
1.13%, 01/13/31	110	90,508
1.75%, 03/14/25	115	109,414
2.00%, 06/02/26	50	46,988
2.00%, 07/23/26	185	173,315
2.13%, 01/15/25	201	193,083
2.25%, 06/18/29	111	101,120
2.38%, 07/07/27	10	9,404
Security	Par (000)	Value

Supranational (continued)
3.13%, 09/18/28	$236	$226,874
3.20%, 08/07/42	5	4,268
3.50%, 09/14/29	200	195,818
3.88%, 10/28/41	75	70,772
4.38%, 01/24/44(c)	29	29,167
International Bank for Reconstruction & Development
0.38%, 07/28/25	190	174,785
0.50%, 10/28/25	200	183,030
0.63%, 04/22/25	522	485,262
0.65%, 02/10/26 (Call 08/10/23)	5	4,476
0.75%, 03/11/25	235	219,718
0.75%, 11/24/27	189	164,506
0.75%, 08/26/30	106	85,392
0.85%, 02/10/27 (Call 08/10/23)	25	21,773
0.88%, 07/15/26	45	40,785
0.88%, 05/14/30	124	101,648
1.13%, 09/13/28	345	299,419
1.25%, 02/10/31(c)	161	133,828
1.38%, 04/20/28	40	35,533
1.50%, 08/28/24	475	455,767
1.63%, 01/15/25	195	185,878
1.63%, 11/03/31(c)	120	101,455
1.75%, 10/23/29	255	224,563
1.88%, 10/27/26	253	235,427
2.13%, 03/03/25	15	14,383
2.50%, 11/25/24	222	214,991
2.50%, 07/29/25	357	343,869
2.50%, 11/22/27	50	47,073
3.13%, 11/20/25	45	43,828
4.75%, 02/15/35	25	26,627
International Finance Corp.
0.38%, 07/16/25	340	313,320
0.75%, 10/08/26	50	44,822
0.75%, 08/27/30	25	20,157
1.38%, 10/16/24	290	276,843
2.13%, 04/07/26	190	179,618
Nordic Investment Bank, 0.38%, 09/11/25.	320	293,018
		13,260,410
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	210	192,356
0.63%, 05/14/25	200	184,830
		377,186
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.70%, 03/02/31(e)	400	335,060
1.88%, 09/15/31(e)	200	168,054
2.50%, 09/30/29(e)	200	181,738
3.13%, 10/11/27(e)	200	190,858
3.13%, 09/30/49(e)	200	146,398
4.13%, 10/11/47(e)	200	175,878
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(e)	200	179,920
Finance Department Government of Sharjah, 3.63%, 03/10/33(e)	200	162,362
UAE International Government Bond, 2.88%, 10/19/41(e)	200	154,504
		1,694,772
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	50	45,043
4.38%, 01/23/31 (Call 10/23/30)	60	59,833

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
4.50%, 08/14/24(c)	$20	$20,012
4.98%, 04/20/55	88	84,723
5.10%, 06/18/50	154	151,477
7.63%, 03/21/36	100	124,125
7.88%, 01/15/33(c)	70	86,895
		572,108

Total Foreign Government Obligations — 6.3%
(Cost: $41,413,891)		37,224,863

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.9%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	488	469,774
4.00%, 01/01/48	37	35,852
5.50%, 05/01/53	135	134,977
Federal National Mortgage Association
5.00%, 03/01/53	100	99,581
5.50%, 02/01/53	37	37,053
5.50%, 05/01/53	250	250,268
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	151	141,616
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	50	48,001
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	340	277,198
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	204,670
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	490	396,977
Freddie Mac Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24	75	72,870
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	100	97,224
Series K058, Class A2, 2.65%, 08/25/26	75	71,123
Series K064, Class A2, 3.22%, 03/25/27	100	96,070
Series K070, Class A2, 3.30%, 11/25/27(a)	200	191,853
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	50	41,049
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	1,000	830,329
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	692	661,888
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	160,100
Government National Mortgage Association
2.00%, 08/20/50	166	141,282
2.00%, 11/20/50	444	377,756
2.00%, 12/20/50	3,194	2,717,107
2.00%, 01/20/51	4,357	3,705,417
2.00%, 02/20/51	1,689	1,435,491
2.00%, 10/20/51	2,084	1,767,057
2.00%, 12/20/51	407	345,292
2.50%, 10/20/50	540	473,755
2.50%, 01/20/51	192	168,203
2.50%, 02/20/51	197	172,807
2.50%, 05/20/51	2,120	1,855,324
2.50%, 07/20/51	1,452	1,269,941
2.50%, 08/20/51	126	110,437
2.50%, 11/20/51	3,573	3,121,526
2.50%, 12/20/51	900	786,234
2.50%, 02/20/52	1,859	1,623,306
2.50%, 08/20/52	375	327,901
3.00%, 03/20/45	33	30,683
3.00%, 12/20/45	4	3,626
3.00%, 01/20/46	4	3,630
3.00%, 03/20/46	269	245,671
3.00%, 05/20/46	2	2,248
3.00%, 08/20/46	11	9,660
3.00%, 09/20/46	96	88,080
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/20/49	$50	$45,144
3.00%, 10/15/49	33	30,229
3.00%, 12/20/49	1,074	974,512
3.00%, 01/20/50	151	136,674
3.00%, 02/20/50	377	341,808
3.00%, 07/20/50	125	113,486
3.00%, 12/20/50	174	157,410
3.00%, 08/20/51	1,112	1,005,257
3.00%, 09/20/51	951	859,492
3.00%, 10/20/51	626	564,767
3.00%, 11/20/51	144	130,226
3.00%, 12/20/51	465	419,698
3.00%, 02/20/52	946	851,788
3.50%, 10/20/42	775	735,873
3.50%, 05/20/47	443	416,847
3.50%, 09/20/47	848	796,699
3.50%, 02/20/48	154	144,274
3.50%, 03/20/49	378	355,123
3.50%, 09/20/49	236	221,613
3.50%, 10/20/49	158	147,925
3.50%, 12/20/49	66	61,746
3.50%, 01/20/50	349	327,574
3.50%, 01/20/52	963	894,985
3.50%, 02/20/52	340	316,008
3.50%, 09/20/52	343	318,237
4.00%, 02/20/49	839	807,849
4.00%, 01/20/50	48	46,239
4.00%, 07/20/52	94	89,219
4.00%, 08/20/52	343	326,073
4.00%, 09/20/52	792	752,704
4.00%, 12/20/52	222	211,019
4.00%, 06/20/53(j)	978	929,406
4.50%, 07/20/41	189	189,151
4.50%, 09/20/48	94	92,959
4.50%, 01/20/49	187	184,119
4.50%, 06/20/53(j)	775	753,067
5.00%, 07/20/52	51	49,833
5.00%, 09/20/52	514	507,315
5.00%, 12/20/52	395	389,741
5.00%, 01/20/53	248	244,405
5.00%, 06/20/53(j)	40	39,502
5.50%, 12/20/52	249	248,372
5.50%, 01/20/53	74	74,212
5.50%, 04/20/53	288	287,882
5.50%, 06/20/53	750	749,531
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	171	149,926
1.50%, 10/01/36	66	58,154
1.50%, 02/01/37	1,352	1,185,884
1.50%, 03/01/37	1,700	1,487,184
1.50%, 04/01/37	132	115,627
1.50%, 08/01/37	116	101,725
1.50%, 06/15/38(j)	807	704,490
1.50%, 11/01/50	454	354,889
1.50%, 03/01/51	645	504,570
1.50%, 04/01/51	477	373,120
1.50%, 05/01/51	919	719,018
1.50%, 07/01/51	1,645	1,287,522
2.00%, 12/01/35	48	43,598
2.00%, 02/01/36	814	732,892

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/01/36	$158	$141,854
2.00%, 04/01/36	57	51,339
2.00%, 05/01/36	34	30,672
2.00%, 06/01/36	632	566,732
2.00%, 08/01/36	433	387,967
2.00%, 09/01/36	770	690,654
2.00%, 10/01/36	259	232,457
2.00%, 11/01/36	224	200,449
2.00%, 12/01/36	480	430,619
2.00%, 01/01/37	661	592,382
2.00%, 02/01/37	816	731,239
2.00%, 04/01/37	2,102	1,883,961
2.00%, 05/01/37	316	282,935
2.00%, 06/01/37	670	599,970
2.00%, 07/01/50	267	220,659
2.00%, 08/01/50	833	687,900
2.00%, 09/01/50	352	290,837
2.00%, 10/01/50	791	654,166
2.00%, 11/01/50	1,755	1,449,128
2.00%, 12/01/50	60	49,533
2.00%, 01/01/51	738	610,551
2.00%, 02/01/51	407	334,827
2.00%, 03/01/51	2,231	1,842,610
2.00%, 04/01/51	1,681	1,387,202
2.00%, 05/01/51	1,112	917,876
2.00%, 06/01/51	857	708,276
2.00%, 07/01/51	641	528,648
2.00%, 08/01/51	2,053	1,692,378
2.00%, 10/01/51	2,896	2,388,186
2.00%, 11/01/51	3,340	2,751,254
2.00%, 12/01/51	2,822	2,333,359
2.00%, 01/01/52	2,769	2,282,099
2.00%, 02/01/52	452	372,287
2.00%, 03/01/52	46	37,979
2.50%, 07/01/32	399	373,633
2.50%, 11/01/34	42	38,876
2.50%, 10/01/35	116	106,615
2.50%, 03/01/36	93	86,133
2.50%, 05/01/36	499	459,263
2.50%, 06/01/36	91	83,777
2.50%, 07/01/36	355	326,643
2.50%, 08/01/36	97	89,166
2.50%, 04/01/37	351	322,872
2.50%, 05/01/37	384	353,160
2.50%, 06/01/37	384	352,755
2.50%, 06/15/38(j)	964	887,144
2.50%, 10/01/50	103	89,426
2.50%, 11/01/50	1,359	1,170,296
2.50%, 12/01/50	306	262,376
2.50%, 01/01/51	304	260,287
2.50%, 03/01/51	543	468,662
2.50%, 04/01/51	140	120,328
2.50%, 07/01/51	405	348,399
2.50%, 08/01/51	1,562	1,349,052
2.50%, 09/01/51	1,703	1,458,293
2.50%, 10/01/51	1,144	979,618
2.50%, 11/01/51	2,501	2,139,721
2.50%, 12/01/51	3,530	3,028,906
2.50%, 01/01/52	3,128	2,675,377
2.50%, 02/01/52	469	401,774
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/52	$1,405	$1,200,837
2.50%, 04/01/52	1,850	1,582,305
3.00%, 03/01/30	102	98,403
3.00%, 09/01/34	441	419,128
3.00%, 03/01/35	39	37,250
3.00%, 07/01/35	30	28,088
3.00%, 06/15/38(j)	1,075	1,013,461
3.00%, 11/01/46	96	86,553
3.00%, 12/01/46	86	78,067
3.00%, 04/01/48	618	563,604
3.00%, 11/01/48	126	113,748
3.00%, 02/01/49	890	804,996
3.00%, 12/01/49	1,242	1,116,511
3.00%, 04/01/50	19	16,934
3.00%, 07/01/50	32	28,742
3.00%, 08/01/50	181	162,465
3.00%, 10/01/50	262	232,432
3.00%, 01/01/51	80	70,878
3.00%, 04/01/51	82	72,587
3.00%, 07/01/51	1,157	1,031,395
3.00%, 08/01/51	438	389,530
3.00%, 11/01/51	71	63,060
3.00%, 01/01/52	1,315	1,167,597
3.00%, 02/01/52	490	435,898
3.00%, 04/01/52	4,642	4,120,513
3.00%, 05/01/52	944	837,508
3.50%, 02/01/34	120	116,807
3.50%, 06/15/38(j)	775	742,910
3.50%, 07/01/45	1,765	1,647,521
3.50%, 07/01/47	62	57,497
3.50%, 09/01/47	638	593,703
3.50%, 10/01/47	331	307,882
3.50%, 11/01/47	81	75,279
3.50%, 02/01/48	388	360,890
3.50%, 02/01/49	64	59,435
3.50%, 03/01/49	250	232,361
3.50%, 06/01/49	366	339,812
3.50%, 08/01/49	71	65,927
3.50%, 12/01/49	322	298,265
3.50%, 02/01/51	1,768	1,637,240
3.50%, 10/01/51	785	729,229
3.50%, 06/01/52	961	884,955
3.50%, 07/01/52	332	306,865
3.50%, 06/15/53(j)	652	599,000
4.00%, 06/15/38	500	485,946
4.00%, 09/01/47	41	38,855
4.00%, 05/01/48	1,227	1,174,869
4.00%, 09/01/48	368	352,265
4.00%, 03/01/49	186	178,267
4.00%, 07/01/49	753	720,463
4.00%, 08/01/49	271	261,238
4.00%, 04/01/50	561	536,562
4.00%, 05/01/50	261	249,369
4.00%, 03/01/51	1,320	1,261,490
4.00%, 05/01/52	551	521,170
4.00%, 06/01/52	695	656,772
4.00%, 08/01/52	636	601,342
4.50%, 04/01/49	86	84,344
4.50%, 09/01/50	424	417,020
4.50%, 10/01/50	148	144,746

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/52	$167	$163,871
4.50%, 06/01/52	763	738,153
4.50%, 09/01/52	1,100	1,066,158
4.50%, 10/01/52	1,977	1,919,704
4.50%, 12/01/52	345	337,356
4.50%, 06/15/53(j)	375	363,215
5.00%, 09/01/49	28	28,400
5.00%, 08/01/52	121	119,479
5.00%, 09/01/52	291	288,405
5.00%, 10/01/52	412	408,402
5.00%, 11/01/52	366	362,359
5.00%, 12/01/52	319	316,892
5.00%, 01/01/53	857	846,463
5.00%, 04/01/53	246	242,260
5.00%, 06/15/53(j)	746	734,854
5.50%, 09/01/52	123	125,339
5.50%, 11/01/52	172	173,807
5.50%, 12/01/52	678	685,183
5.50%, 01/01/53	763	773,828
5.50%, 02/01/53	295	295,715
5.50%, 03/01/53	199	201,057
5.50%, 04/01/53	161	162,961
5.50%, 06/15/53(j)	1,330	1,329,169
		141,050,852
U.S. Government Obligations — 35.7%
U.S. Treasury Note/Bond
0.25%, 05/31/25	1,250	1,151,318
0.25%, 06/30/25	1,150	1,057,641
0.25%, 07/31/25	1,200	1,100,062
0.25%, 08/31/25	300	274,313
0.25%, 09/30/25	1,280	1,168,900
0.25%, 10/31/25	1,300	1,183,000
0.38%, 07/15/24	1,300	1,234,238
0.38%, 08/15/24	2,400	2,271,188
0.38%, 09/15/24	7,740	7,303,416
0.38%, 04/30/25	2,590	2,397,571
0.38%, 11/30/25	1,400	1,274,875
0.38%, 12/31/25	1,560	1,418,869
0.38%, 01/31/26	3,370	3,054,852
0.38%, 09/30/27	1,100	948,406
0.50%, 02/28/26	800	725,750
0.50%, 05/31/27	1,000	875,078
0.50%, 08/31/27	780	677,869
0.50%, 10/31/27	230	198,896
0.63%, 10/15/24	4,040	3,813,855
0.63%, 07/31/26	2,000	1,800,312
0.63%, 11/30/27	700	607,578
0.63%, 12/31/27	1,445	1,251,393
0.63%, 05/15/30	115	93,491
0.63%, 08/15/30	2,050	1,657,937
0.75%, 11/15/24	2,150	2,028,727
0.75%, 03/31/26	300	273,844
0.75%, 04/30/26	1,400	1,273,891
0.75%, 08/31/26	600	541,031
0.75%, 01/31/28	1,700	1,478,602
0.88%, 06/30/26	2,300	2,094,617
0.88%, 09/30/26	1,900	1,718,609
0.88%, 11/15/30	1,190	978,403
1.00%, 12/15/24	1,770	1,672,443
1.00%, 07/31/28	2,100	1,827,000
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 01/15/25	$390	$368,459
1.13%, 10/31/26	1,100	1,001,000
1.13%, 02/28/27	700	632,461
1.13%, 02/29/28	2,130	1,882,720
1.13%, 08/31/28	2,400	2,098,125
1.13%, 02/15/31	1,015	848,477
1.13%, 05/15/40	1,950	1,267,500
1.13%, 08/15/40	1,390	896,116
1.25%, 11/30/26	1,900	1,732,859
1.25%, 12/31/26	1,700	1,548,727
1.25%, 03/31/28	2,550	2,263,523
1.25%, 04/30/28	1,400	1,240,750
1.25%, 05/31/28	1,600	1,415,750
1.25%, 06/30/28	1,660	1,465,987
1.25%, 09/30/28	1,700	1,492,812
1.25%, 08/15/31	1,550	1,289,406
1.25%, 05/15/50	1,055	591,954
1.38%, 10/31/28	1,970	1,738,987
1.38%, 12/31/28	1,400	1,232,437
1.38%, 11/15/31	2,950	2,466,477
1.38%, 11/15/40	1,480	992,756
1.38%, 08/15/50	1,440	834,525
1.50%, 02/15/25	760	721,406
1.50%, 08/15/26	1,400	1,294,562
1.50%, 01/31/27	2,000	1,834,375
1.50%, 11/30/28	2,300	2,041,250
1.63%, 05/15/26	1,650	1,538,883
1.63%, 10/31/26	600	555,375
1.63%, 05/15/31	1,800	1,552,219
1.63%, 11/15/50	1,600	991,750
1.75%, 03/15/25	910	866,277
1.75%, 01/31/29	2,300	2,063,531
1.75%, 08/15/41	1,820	1,284,237
1.88%, 08/31/24	400	385,063
1.88%, 02/28/27	1,000	928,828
1.88%, 02/28/29	1,050	947,707
1.88%, 02/15/32	2,150	1,868,484
1.88%, 02/15/41	1,350	984,234
1.88%, 02/15/51	1,770	1,169,859
1.88%, 11/15/51	1,570	1,033,747
2.00%, 06/30/24	720	696,122
2.00%, 08/15/25	1,100	1,046,805
2.00%, 11/15/26	2,000	1,873,437
2.00%, 11/15/41	1,800	1,323,281
2.00%, 02/15/50	900	616,219
2.00%, 08/15/51	1,850	1,259,156
2.13%, 11/30/24	450	433,002
2.25%, 11/15/24	1,600	1,543,187
2.25%, 11/15/25	1,550	1,479,281
2.25%, 03/31/26	600	571,125
2.25%, 02/15/27	570	537,225
2.25%, 08/15/27	700	656,305
2.25%, 11/15/27	1,000	935,703
2.25%, 05/15/41	1,550	1,199,312
2.25%, 08/15/46	1,300	952,656
2.25%, 02/15/52	1,320	952,463
2.38%, 08/15/24	2,000	1,938,828
2.38%, 05/15/27	600	566,672
2.38%, 03/31/29	680	630,488
2.38%, 05/15/29	1,000	926,328

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 02/15/42	$1,300	$1,017,047
2.38%, 05/15/51	2,000	1,486,875
2.50%, 03/31/27	700	664,945
2.50%, 02/15/45	1,375	1,067,988
2.50%, 02/15/46	760	586,981
2.50%, 05/15/46	900	694,406
2.63%, 01/31/26	560	538,869
2.63%, 05/31/27	1,400	1,334,047
2.63%, 02/15/29	1,000	940,781
2.63%, 07/31/29	1,000	938,359
2.75%, 05/15/25	3,000	2,904,961
2.75%, 04/30/27	3,000	2,873,672
2.75%, 02/15/28	1,400	1,335,797
2.75%, 05/31/29	900	851,273
2.75%, 08/15/32	1,400	1,302,000
2.75%, 08/15/42	690	572,161
2.75%, 11/15/42	400	330,688
2.75%, 08/15/47	550	443,867
2.75%, 11/15/47	600	484,313
2.88%, 05/31/25	600	582,352
2.88%, 06/15/25	650	630,754
2.88%, 05/15/28	1,000	958,359
2.88%, 08/15/28	600	573,891
2.88%, 04/30/29	800	762,125
2.88%, 05/15/32	2,000	1,881,562
2.88%, 08/15/45	960	795,750
2.88%, 11/15/46	600	496,219
2.88%, 05/15/49	200	165,594
2.88%, 05/15/52	1,300	1,077,375
3.00%, 06/30/24	3,000	2,932,031
3.00%, 09/30/25	480	466,613
3.00%, 10/31/25	250	243,066
3.00%, 05/15/42	250	216,328
3.00%, 11/15/44	500	425,313
3.00%, 05/15/45	990	839,644
3.00%, 11/15/45	400	338,750
3.00%, 02/15/47	500	422,422
3.00%, 05/15/47	600	507,188
3.00%, 02/15/48	800	676,500
3.00%, 08/15/48	1,000	845,938
3.00%, 08/15/52	2,100	1,786,312
3.13%, 08/15/25	1,130	1,101,927
3.13%, 11/15/28	700	677,086
3.13%, 08/31/29	700	675,555
3.13%, 02/15/43	500	438,672
3.13%, 08/15/44	500	434,922
3.13%, 05/15/48	800	692,125
3.25%, 06/30/27	900	878,133
3.25%, 06/30/29	700	680,531
3.25%, 05/15/42	900	808,453
3.38%, 05/15/33	1,000	978,594
3.38%, 08/15/42	400	365,563
3.38%, 05/15/44	100	90,688
3.38%, 11/15/48	500	453,125
3.50%, 09/15/25	1,000	983,437
3.50%, 01/31/28	1,900	1,874,469
3.50%, 04/30/28	1,000	987,266
3.50%, 01/31/30	600	591,844
3.50%, 04/30/30	600	592,500
3.50%, 02/15/33	2,700	2,667,937
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.63%, 05/15/26	$1,800	$1,779,187
3.63%, 03/31/28	800	793,938
3.63%, 05/31/28	1,000	994,375
3.63%, 03/31/30	600	596,906
3.63%, 02/15/53	1,400	1,345,750
3.75%, 04/15/26	1,100	1,090,375
3.88%, 11/30/27	800	801,375
3.88%, 12/31/27	800	801,313
3.88%, 09/30/29	900	905,977
3.88%, 11/30/29	900	906,609
3.88%, 12/31/29	800	806,250
3.88%, 02/15/43	600	589,125
4.00%, 02/15/26	1,900	1,893,766
4.00%, 02/29/28	1,000	1,008,906
4.00%, 02/28/30	1,300	1,320,922
4.00%, 11/15/42	500	500,469
4.00%, 11/15/52	900	925,875
4.13%, 01/31/25	600	594,891
4.13%, 09/30/27	900	908,930
4.13%, 11/15/32	3,800	3,941,312
4.25%, 12/31/24	1,000	992,695
4.25%, 05/31/25	1,000	997,227
4.25%, 10/15/25	620	619,952
4.25%, 05/15/39	400	422,125
4.50%, 11/30/24	2,000	1,991,797
4.50%, 11/15/25	1,000	1,006,562
4.50%, 02/15/36	100	109,234
4.63%, 02/28/25	1,500	1,500,879
4.63%, 03/15/26	2,000	2,028,437
4.75%, 02/15/37	600	671,250
5.00%, 05/15/37	400	457,750
		210,199,267

Total U.S. Government & Agency Obligations — 59.6%
(Cost: $389,639,413)		351,250,119

Total Long-Term Investments — 99.1%
(Cost: $652,857,898)		584,444,523

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(k)(l)(m)	18,849	18,849,121

Total Short-Term Securities — 3.2%
(Cost: $18,849,121)		18,849,121

Total Investments Before TBA Sales Commitments — 102.3%
(Cost: $671,707,019)		603,293,644

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(j)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities, 5.50%, 06/13/53	$(425)	$(424,734)

Total TBA Sales Commitments — (0.1)%
(Proceeds: $(425,461))		(424,734)

Total Investments, Net of TBA Sales Commitments — 102.2%
(Cost: $671,281,558)		602,868,910

Liabilities in Excess of Other Assets — (2.2)%		(13,097,814)

Net Assets — 100.0%		$589,771,096

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$18,430,070	$419,051	(a)	$—	$—	$—	$18,849,121	18,849	$161,588	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,684,179	$—	$1,684,179
Collaterized Mortgage Obligations	—	8,296,865	—	8,296,865
Corporate Bonds & Notes	—	185,988,497	—	185,988,497
Foreign Government Obligations	—	37,224,863	—	37,224,863
U.S. Government & Agency Obligations	—	351,250,119	—	351,250,119
Short-Term Securities
Money Market Funds	18,849,121	—	—	18,849,121
Liabilities
Investments
TBA Sales Commitments	—	(424,734)	—	(424,734)
	$18,849,121	$584,019,789	$—	$602,868,910

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
PIK	Payment-in-kind	TBA	To-Be-Announced
PJSC	Public Joint Stock Company